UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/09

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds	The Commerce Funds Semi-Annual Report April 30, 2009

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

COMMERCE FUND

Please note:

The information in this semi-annual report is as of April 30, 2009 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Fund’s investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund

Performance Information(1) (Unaudited)

For the six months ended April 30, 2009, the Fund had a total return of (2.19)%, based on its Net Asset Value (NAV). This compares to the Russell 1000 Growth Index(2) six-month return of (1.52)%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Commercial Services – 1.3%
16,300	Dun & Bradstreet Corp.	$ 1,326,820

Consumer Non-Durables – 6.9%
8,200	Church & Dwight Co., Inc.	446,162
17,000	Colgate-Palmolive Co.	1,003,000
9,700	Kimberly-Clark Corp.	476,658
23,100	PepsiCo, Inc.	1,149,456
12,700	Philip Morris International, Inc.	459,740
19,400	Polo Ralph Lauren Corp.	1,044,496
38,100	Procter & Gamble Co.	1,883,664
11,600	The Coca-Cola Co.	499,380

		6,962,556

Consumer Services – 6.0%
18,500	Chipotle Mexican Grill, Inc.*	1,500,165
26,300	Darden Restaurants, Inc.	972,311
8,600	ITT Educational Services, Inc.*	866,622
17,600	Panera Bread Co.*	985,776
47,100	The Walt Disney Co.	1,031,490
27,000	Weight Watchers International, Inc.	671,760

		6,028,124

Distribution Services – 2.9%
40,700	Herbalife Ltd.	806,674
24,500	W.W. Grainger, Inc.	2,055,060

		2,861,734

Electronic Technology – 17.2%
10,600	Apple Computer, Inc.*	1,333,798
176,300	Cisco Systems, Inc.*	3,406,116
43,000	CommScope, Inc.*	1,079,300
83,200	Corning, Inc.	1,216,384
45,800	Hewlett-Packard Co.	1,647,884
53,600	Intel Corp.	845,808
54,800	Juniper Networks, Inc.*	1,186,420
20,500	L-3 Communications Holdings, Inc.	1,561,075
53,500	Linear Technology Corp.	1,165,230
17,400	Lockheed Martin Corp.	1,366,422
17,700	Rockwell Collins, Inc.	678,795
101,400	Texas Instruments, Inc.	1,831,284

		17,318,516

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – 5.9%
30,100	CONSOL Energy, Inc.	$ 941,528
40,700	Exxon Mobil Corp.	2,713,469
41,000	Occidental Petroleum Corp.	2,307,890

		5,962,887

Finance – 5.0%
8,100	BlackRock, Inc.	1,186,812
24,600	Franklin Resources, Inc.	1,487,808
23,700	Northern Trust Corp.	1,288,332
54,300	The Charles Schwab Corp.	1,003,464

		4,966,416

Health Services – 3.1%
41,500	IMS Health, Inc.	521,240
37,000	Medco Health Solutions, Inc.*	1,611,350
21,400	Stericycle, Inc.*	1,007,512

		3,140,102

Health Technology – 13.4%
29,200	Abbott Laboratories	1,222,020
12,600	Allergan, Inc.	587,916
28,600	Becton, Dickinson & Co.	1,729,728
20,700	C. R. Bard, Inc.	1,482,741
51,400	Eli Lilly & Co.	1,692,088
55,800	Gilead Sciences, Inc.*	2,555,640
41,400	Johnson & Johnson	2,167,704
37,800	Stryker Corp.	1,463,238
10,700	Techne Corp.	612,254

		13,513,329

Industrial Services – 2.8%
27,600	Schlumberger Ltd.	1,352,124
54,700	Waste Management, Inc.	1,458,849

		2,810,973

Non-Energy Minerals – 0.4%
14,600	United States Steel Corp.	387,630

Process Industries – 1.3%
15,800	Monsanto Co.	1,341,262

(1)	Returns assume expense reimbursements and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell 1000 Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figure does not reflect the deduction of any fees, expenses or taxes.

2	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 6.9%
30,600	AMETEK, Inc.	$ 985,626
29,100	Emerson Electric Co.	990,564
32,000	Honeywell International, Inc.	998,720
54,000	Illinois Tool Works, Inc.	1,771,200
45,400	United Technologies Corp.	2,217,336

		6,963,446

Retail Trade – 7.8%
23,400	Amazon.com, Inc.*	1,884,168
21,900	Best Buy Co., Inc.	840,522
33,200	Big Lots, Inc.*	917,648
26,800	Dollar Tree, Inc.*	1,134,712
58,700	Staples, Inc.	1,210,394
40,600	The TJX Cos., Inc.	1,135,582
14,500	Wal-Mart Stores, Inc.	730,800

		7,853,826

Technology Services – 17.4%
32,400	Adobe Systems, Inc.*	886,140
24,300	BMC Software, Inc.*	842,481
5,300	Google, Inc.*	2,098,641
54,200	Hewitt Associates, Inc.*	1,699,712
39,300	International Business Machines Corp.	4,056,153
197,800	Microsoft Corp.	4,007,428
152,000	Oracle Corp.	2,939,680
18,700	Sohu.com, Inc.*	975,205

		17,505,440

Transportation – 0.7%
22,900	CSX Corp.	677,611

TOTAL COMMON STOCKS
(Cost $120,783,653)		$ 99,620,672

Exchange Traded Fund – 1.0%
27,000	iShares Russell 1000 Growth Index Fund
(Cost $961,311)		$ 1,043,280

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.6%
State Street Bank & Trust Co.
$ 1,614,000	0.010%	05/01/09	$ 1,614,000
Maturity Value: $1,614,000
(Cost $1,614,000)

TOTAL INVESTMENTS – 101.6%
(Cost $123,358,964)			$102,277,952

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%			(1,632,985)

NET ASSETS – 100.0%			$100,644,967

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2009. This agreement was fully collateralized by $1,560,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $1,647,048.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 4/30/09	AS OF 10/31/08

Technology Services	17.4%	14.9%
Electronic Technology	17.2	17.0
Health Technology	13.4	13.9
Retail Trade	7.8	5.6
Producer Manufacturing	6.9	7.1
Consumer Non-Durables	6.9	6.4
Consumer Services	6.0	2.7
Energy Minerals	5.9	7.9
Finance	5.0	4.9
Health Services	3.1	3.6
Distribution Services	2.9	2.4
Industrial Services	2.8	5.7
Process Industries	1.3	4.0
Commercial Services	1.3	2.4
Exchange Traded Fund	1.0	0.3
Transportation	0.7	1.0
Non-Energy Minerals	0.4	—
Short-Term Obligation	1.6	0.4

TOTAL INVESTMENTS	101.6%	100.2%

The percentage shown for each Industry Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	3

COMMERCE VALUE FUND

Value Fund

Performance Information(1) (Unaudited)

For the six months ended April 30, 2009, the Fund had a total return of (12.96)%, based on its Net Asset Value (NAV). This compares to the Russell 1000 Value Index(2) six-month return of (13.27)%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Commercial Services – 1.2%
7,000	Cintas Corp.	$ 179,620
5,000	Lender Processing Services, Inc.	143,300
8,000	Moody’s Corp.	236,160
17,000	R.R. Donnelley & Sons Co.	198,050

		757,130

Communications – 7.4%
91,500	AT&T, Inc.	2,344,230
54,500	Frontier Communications Corp.	387,495
51,500	Verizon Communications, Inc.	1,562,510
47,000	Windstream Corp.	390,100

		4,684,335

Consumer Non-Durables – 6.9%
17,000	Coca-Cola Enterprises, Inc.	290,020
15,500	Constellation Brands, Inc.*	179,645
9,000	General Mills, Inc.	456,210
37,000	Procter & Gamble Co.	1,829,280
13,000	Reynolds American, Inc.	493,740
17,000	Sara Lee Corp.	141,440
8,000	The Coca-Cola Co.	344,400
20,000	The Pepsi Bottling Group, Inc.	625,400

		4,360,135

Consumer Services – 4.1%
20,000	Cablevision Systems Corp.	343,200
22,000	Comcast Corp.	340,120
15,000	Expedia, Inc.*	204,150
6,000	International Speedway Corp.	142,080
17,500	Liberty Global, Inc.*	288,575
3,500	McDonald’s Corp.	186,515
20,000	News Corp.	165,200
16,500	The Walt Disney Co.	361,350
4,601	Time Warner Cable, Inc.	148,290
18,333	Time Warner, Inc.	400,210

		2,579,690

Distribution Services* – 0.4%
18,000	Ingram Micro, Inc.	261,360

Electronic Technology – 4.4%
12,500	EMC Corp.*	156,625

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
13,000	General Dynamics Corp.	$ 671,710
10,000	Hewlett-Packard Co.	359,800
22,500	Integrated Device Technology, Inc.*	122,175
12,000	Intel Corp.	189,360
14,500	Juniper Networks, Inc.*	313,925
3,500	Lockheed Martin Corp.	274,855
4,500	Northrop Grumman Corp.	217,575
13,000	QLogic Corp.*	184,340
3,500	Raytheon Co.	158,305
21,500	Xerox Corp.	131,365

		2,780,035

Energy Minerals – 15.4%
6,500	Anadarko Petroleum Corp.	279,890
4,250	Apache Corp.	309,655
12,000	Chesapeake Energy Corp.	236,520
38,000	ChevronTexaco Corp.	2,511,800
22,000	ConocoPhillips	902,000
9,500	Devon Energy Corp.	492,575
2,750	EOG Resources, Inc.	174,570
58,500	Exxon Mobil Corp.	3,900,195
13,000	Marathon Oil Corp.	386,100
2,500	Occidental Petroleum Corp.	140,725
10,000	Valero Energy Corp.	198,400
4,750	XTO Energy, Inc.	164,635

		9,697,065

Finance – 20.3%
5,500	Ameriprise Financial, Inc.	144,925
20,500	Annaly Capital Management, Inc.	288,435
4,000	Aon Corp.	168,800
7,250	Arthur J. Gallagher & Co.	162,980
6,000	Assurant, Inc.	146,640
90,000	Bank of America Corp.	803,700
5,500	Bank of Hawaii Corp.	193,270
17,750	Bank of New York Mellon Corp.	452,270
1,250	BlackRock, Inc.	183,150
14,000	Capital One Financial Corp.	234,360
1,000	CME Group, Inc.	221,350
22,000	Discover Financial Services	178,860
6,000	Equity Residential	137,340
12,500	Fidelity National Financial, Inc.	226,625

(1)	Returns assume expense reimbursements and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell 1000 Value Index, an unmanaged market capitalization weighted index of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figure does not reflect the deduction of any fees, expenses or taxes.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
4,250	Franklin Resources, Inc.	$ 257,040
6,000	GATX Corp.	180,660
8,750	HCP, Inc.	192,063
58,000	JPMorgan Chase & Co.	1,914,000
15,000	KeyCorp	92,250
7,500	Loews Corp.	186,675
7,750	MetLife, Inc.	230,563
22,000	Morgan Stanley & Co.	520,080
8,500	NYSE Euronext	196,945
5,000	PNC Financial Services Group, Inc.	198,500
4,000	Prudential Financial, Inc.	115,520
8,500	Raymond James Financial, Inc.	133,365
6,500	Reinsurance Group of America, Inc.	206,635
3,059	Simon Property Group, Inc.	157,844
9,000	State Street Corp.	307,170
4,250	SunTrust Banks, Inc.	61,370
6,000	The Allstate Corp.	139,980
9,250	The Chubb Corp.	360,287
13,000	The Progressive Corp.*	198,640
13,000	The Travelers Cos., Inc.	534,820
5,500	Torchmark Corp.	161,315
4,500	Transatlantic Holdings, Inc.	170,685
17,500	Trustmark Corp.	380,450
32,000	U.S. Bancorp.	583,040
16,000	Unum Group	261,440
8,750	Valley National Bancorp	126,613
3,043	Vornado Realty Trust	148,772
57,000	Wells Fargo & Co.	1,140,570
7,000	Zions Bancorp.	76,510

		12,776,507

Health Services – 1.4%
22,000	IMS Health, Inc.	276,320
8,000	UnitedHealth Group, Inc.	188,160
10,000	WellPoint, Inc.*	427,600

		892,080

Health Technology – 12.1%
15,000	Amgen, Inc.*	727,050
7,000	Biogen Idec, Inc.*	338,380
25,000	Boston Scientific Corp.*	210,250
19,000	Eli Lilly & Co.	625,480
12,000	Hill-Rom Holdings, Inc.	155,760
11,000	Hospira, Inc.*	361,570
35,000	Johnson & Johnson	1,832,600
35,500	King Pharmaceuticals, Inc.*	279,740
30,500	Merck & Co., Inc.	739,320
114,000	Pfizer, Inc.	1,523,040
19,000	Wyeth	805,600

		7,598,790

Industrial Services – 0.7%
16,000	Waste Management, Inc.	426,720

Shares	Description	Value
Common Stocks – (continued)
Non-Energy Minerals – 1.2%
8,000	Freeport-McMoRan Copper & Gold, Inc.	$ 341,200
5,500	Nucor Corp.	223,795
5,500	Reliance Steel & Aluminum Co.	193,765

		758,760

Process Industries – 3.3%
9,000	Archer-Daniels-Midland Co.	221,580
14,000	E. I. du Pont de Nemours and Co.	390,600
6,500	Lubrizol Corp.	280,930
4,000	Sigma-Aldrich Corp.	175,360
11,500	Sonoco Products Co.	280,715
24,000	The Dow Chemical Co.	384,000
9,500	The Scotts Miracle-Gro Co.	320,815

		2,054,000

Producer Manufacturing – 6.6%
11,000	Armstrong World Industries, Inc.*	199,980
11,000	Crane Co.	253,990
3,500	Eaton Corp.	153,300
6,000	Emerson Electric Co.	204,240
166,000	General Electric Co.	2,099,900
5,000	Honeywell International, Inc.	156,050
6,000	Hubbell, Inc. Class B	199,200
14,000	Illinois Tool Works, Inc.	459,200
18,000	Masco Corp.	159,480
6,000	Parker Hannifin Corp.	272,100

		4,157,440

Retail Trade – 4.0%
9,500	BJ’s Wholesale Club, Inc.*	316,730
3,000	Costco Wholesale Corp.	145,800
8,500	CVS Caremark Corp.	270,130
5,250	Kohl’s Corp.*	238,087
8,500	Lowe’s Cos., Inc.	182,750
20,000	Macy’s, Inc.	273,600
19,000	RadioShack Corp.	267,520
12,500	The Gap, Inc.	194,250
17,000	The Home Depot, Inc.	447,440
4,000	Wal-Mart Stores, Inc.	201,600

		2,537,907

Technology Services – 2.7%
9,500	Affiliated Computer Services, Inc.*	459,610
9,500	BMC Software, Inc.*	329,365
12,000	CA, Inc.	207,000
12,000	Computer Sciences Corp.*	443,520
15,000	Symantec Corp.*	258,750

		1,698,245

Transportation – 0.7%
4,500	FedEx Corp.	251,820
5,500	Norfolk Southern Corp.	196,240

		448,060

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – 5.3%
9,500	Alliant Energy Corp.	$ 212,420
20,500	CenterPoint Energy, Inc.	218,120
9,000	DTE Energy Co.	266,130
32,000	Duke Energy Corp.	441,920
12,000	Edison International	342,120
3,000	Exelon Corp.	138,390
4,250	FPL Group, Inc.	228,607
8,000	PG&E Corp.	296,960
7,500	Progress Energy, Inc.	255,900
5,500	Questar Corp.	163,460
15,500	The Southern Co.	447,640
16,000	Xcel Energy, Inc.	295,040

		3,306,707

TOTAL COMMON STOCKS
(Cost $81,331,267)		$61,774,966

Exchange Traded Fund – 1.1%
15,000	iShares Russell 1000 Value Index Fund
(Cost $656,268)		$ 675,150

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.7%
State Street Bank & Trust Co.
$479,000	0.010%	05/01/09	$ 479,000
Maturity Value: $479,000
(Cost $479,000)

TOTAL INVESTMENTS – 99.9%
(Cost $82,466,535)			$62,929,116

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			38,172

NET ASSETS – 100.0%			$62,967,288

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2009. This agreement was fully collateralized by $465,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $490,947.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 4/30/09	AS OF 10/31/08

Finance	20.3%	23.0%
Energy Minerals	15.4	16.8
Health Technology	12.1	13.0
Communications	7.4	6.8
Consumer Non-Durables	6.9	7.9
Producer Manufacturing	6.6	6.6
Utilities	5.3	4.7
Electronic Technology	4.4	4.2
Consumer Services	4.1	1.8
Retail Trade	4.0	2.5
Process Industries	3.3	3.1
Technology Services	2.7	2.5
Health Services	1.4	0.9
Non-Energy Minerals	1.2	1.0
Commercial Services	1.2	0.8
Exchange Traded Fund	1.1	1.2
Industrial Services	0.7	1.3
Transportation	0.7	—
Distribution Services	0.4	—
Consumer Durables	—	0.2
Short-Term Obligation	0.7	0.5

TOTAL INVESTMENTS	99.9%	98.8%

The percentage shown for each Industry Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund

Performance Information(1) (Unaudited)

For the six months ended April 30, 2009, the Fund had a total return of 2.48%, based on its Net Asset Value (NAV). This compares to the Russell MidCap Growth Index(2) six-month return of 2.71%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 94.2%
Commercial Services – 3.8%
8,100	Copart, Inc.*	$ 254,259
7,700	Dun & Bradstreet Corp.	626,780
11,500	Manpower, Inc.	495,535
8,800	The Brink’s Co.	249,480

		1,626,054

Communications – 4.1%
26,800	American Tower Corp.*	851,168
15,800	Embarq Corp.	577,648
47,200	Frontier Communications Corp.	335,592

		1,764,408

Consumer Durables – 0.9%
10,500	The Stanley Works	399,315

Consumer Non-Durables – 3.1%
10,200	Central European Distribution Corp.*	228,480
7,780	Church & Dwight Co., Inc.	423,310
9,000	Coach, Inc.*	220,500
4,100	Polo Ralph Lauren Corp.	220,744
3,800	The Clorox Co.	212,990

		1,306,024

Consumer Services – 6.3%
8,800	Brink’s Home Security Holdings, Inc.*	233,904
11,300	Brinker International, Inc.	200,236
8,400	Chipotle Mexican Grill, Inc. Class A*	681,156
15,200	DISH Network Corp.*	201,400
8,900	Panera Bread Co.*	498,489
14,500	Weight Watchers International, Inc.	360,760
15,500	Yum! Brands, Inc.	516,925

		2,692,870

Electronic Technology – 14.1%
21,400	Altera Corp.	349,034
10,800	CommScope, Inc.*	271,080
9,690	Harris Corp.	296,320
9,578	ITT Corp.	392,794
43,200	Juniper Networks, Inc.*	935,280
5,646	L-3 Communications Holdings, Inc.	429,943
28,400	Linear Technology Corp.	618,552
10,700	MEMC Electronic Materials, Inc.*	173,340
17,490	Microchip Technology, Inc.	402,270

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
5,100	Precision Castparts Corp.	$ 381,786
17,765	Rockwell Collins, Inc.	681,288
10,000	Western Digital Corp.*	235,200
42,200	Xilinx, Inc.	862,568

		6,029,455

Energy Minerals – 5.2%
16,200	CONSOL Energy, Inc.	506,736
24,700	Denbury Resources, Inc.*	402,116
11,800	Murphy Oil Corp.	562,978
9,900	Noble Energy, Inc.	561,825
9,800	St. Mary Land & Exploration Co.	175,126

		2,208,781

Finance – 5.7%
9,495	Eaton Vance Corp.	259,878
6,400	Health Care REIT, Inc.	218,048
3,500	IntercontinentalExchange, Inc.*	306,600
9,100	Investment Technology Group, Inc.*	207,298
14,700	Northern Trust Corp.	799,092
17,000	T. Rowe Price Group, Inc.	654,840

		2,445,756

Health Services – 4.7%
13,780	Cerner Corp.*	741,364
3,400	Express Scripts, Inc.*	217,498
43,240	IMS Health, Inc.	543,095
4,100	Laboratory Corporation of America Holdings*	263,015
5,592	Stericycle, Inc.*	263,271

		2,028,243

Health Technology – 9.1%
10,540	Allergan, Inc.	491,796
11,080	C. R. Bard, Inc.	793,661
8,300	Cephalon, Inc.*	544,563
23,300	DENTSPLY International, Inc.	666,846
18,500	Forest Laboratories, Inc.*	401,265
12,140	IDEXX Laboratories, Inc.*	477,102
9,900	Varian Medical Systems, Inc.*	330,363
6,200	Watson Pharmaceuticals, Inc.*	191,828

		3,897,424

(1)	Returns are not annualized and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell MidCap Growth Index, an unmanaged index, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figure does not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 3.8%
22,800	Dresser-Rand Group, Inc.*	$ 561,564
7,100	ENSCO International, Inc.	200,788
7,886	Jacobs Engineering Group, Inc.*	299,983
6,600	National-Oilwell Varco, Inc.*	199,848
10,600	Oil States International, Inc.*	200,340
5,000	The Shaw Group, Inc.*	167,650

		1,630,173

Non-Energy Minerals – 0.8%
27,600	Steel Dynamics, Inc.	343,620

Process Industries – 5.6%
37,000	Crown Holdings, Inc.*	815,850
17,500	PPG Industries, Inc.	770,875
13,736	Sigma-Aldrich Corp.	602,186
6,300	The Scotts Miracle-Gro Co.	212,751

		2,401,662

Producer Manufacturing – 6.9%
13,800	AGCO Corp.*	335,340
6,500	AMETEK, Inc.	209,365
9,500	Cummins, Inc.	323,000
5,700	Dover Corp.	175,446
9,700	Energizer Holdings, Inc.*	555,810
8,400	Joy Global, Inc.	214,200
5,800	Lincoln Electric Holdings, Inc.	258,274
15,950	Parker Hannifin Corp.	723,332
16,800	Textron, Inc.	180,264

		2,975,031

Retail Trade – 6.1%
14,000	Dollar Tree, Inc.*	592,760
11,400	GameStop Corp.*	343,824
20,260	Nordstrom, Inc.	458,484
28,500	The TJX Cos., Inc.	797,145
14,400	Tiffany & Co.	416,736

		2,608,949

Technology Services – 11.3%
27,775	Adobe Systems, Inc.*	759,646
10,200	Akamai Technologies, Inc.*	224,604
9,100	Autodesk, Inc.*	181,454
12,300	BMC Software, Inc.*	426,441
20,200	CA, Inc.	348,450
10,400	Cognizant Technology Solutions Corp.*	257,816
14,600	Hewitt Associates, Inc.*	457,856
13,800	McAfee, Inc.*	518,052
12,000	Metavante Technologies, Inc.*	283,080
32,860	Paychex, Inc.	887,549
9,500	Sohu.com, Inc.*	495,425

		4,840,373

Transportation – 0.5%
5,600	Expeditors International of Washington, Inc.	194,376

Shares	Description	Value
Common Stocks – (continued)
Utilities – 2.2%
32,200	CenterPoint Energy, Inc.	$ 342,608
13,000	DPL, Inc.	291,590
9,900	Mirant Corp.*	126,027
22,700	The AES Corp.*	160,489

		920,714

TOTAL COMMON STOCKS
(Cost $49,669,180)		$40,313,228

Exchange Traded Fund – 3.8%
47,600	iShares Russell Midcap Growth Index Fund
(Cost $2,655,633)		$ 1,639,820

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 2.6%
State Street Bank & Trust Co.
$1,126,000	0.010%	05/01/09	$ 1,126,000
Maturity Value: $1,126,000
(Cost $1,126,000)

TOTAL INVESTMENTS – 100.6%
(Cost $53,450,813)			$43,079,048

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(260,017)

NET ASSETS – 100.0%			$42,819,031

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2009. This agreement was fully collateralized by $1,090,000 U.S Treasury Notes, 3.125%, due 9/30/13 with a market value of $1,150,822.

Investment Abbreviation:
REIT	—RealEstate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 4/30/09	AS OF 10/31/08

Electronic Technology	14.1%	12.1%
Technology Services	11.3	7.6
Health Technology	9.1	12.8
Producer Manufacturing	6.9	6.8
Consumer Services	6.3	3.6
Retail Trade	6.1	6.3
Finance	5.7	5.9
Process Industries	5.6	6.0
Energy Minerals	5.2	5.8
Health Services	4.7	4.5
Communications	4.1	5.0
Exchange Traded Fund	3.8	4.4
Industrial Services	3.8	7.0
Commercial Services	3.8	5.2
Consumer Non-Durables	3.1	2.5
Utilities	2.2	1.6
Consumer Durables	0.9	0.8
Non-Energy Minerals	0.8	—
Transportation	0.5	—
Distribution Services	—	1.0
Short-Term Obligation	2.6	1.3

TOTAL INVESTMENTS	100.6%	100.2%

The percentage shown for each Industry Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Bond Fund

Performance Information(1) (Unaudited)

For the six months ended April 30, 2009, the Fund had a total return of 7.23%, based on its Net Asset Value (NAV). This compares to the Barclays Capital U.S. Aggregate Bond Index(2) six-month return of 7.74%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 10.4%
Auto(a) – 0.7%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$ 4,770,000	5.080%	11/25/11	$ 3,674,109

Commercial – 1.4%
ACLC Business Loan Receivables Trust Series 2002-1A, Class A2(a)
1,025,464	7.462	12/15/22	840,881
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,500,000	6.462	03/15/31	6,604,208

			7,445,089

Credit Card – 1.9%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	4,796,271
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,409,947
Target Credit Card Master Trust Series 2005-1, Class A(b)
2,250,000	0.498	10/27/14	1,906,946

			10,113,164

Home Equity – 3.4%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,490,438	5.407	06/25/32	2,321,884
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
74,433	8.180	12/25/29	73,953
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,720,980	0.638	02/25/37	1,018,336
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,551,647	3.750	09/25/33	1,043,103
Lehman XS Trust Series 2005-1, Class 1A4(b)
1,509,021	0.778	07/25/35	1,148,088
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
3,511,621	3.400	03/25/33	2,536,437
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
1,465,710	8.350	03/25/25	1,405,603

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
$ 1,421,219	8.480%	09/25/30	$ 1,128,183
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
1,937,624	4.470	07/25/18	1,801,748
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
770,211	0.548	10/25/36	604,182
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
5,005,508	6.740	07/25/29	2,313,309
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
3,000,000	5.250	06/25/35	2,006,974
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
700,000	4.890	05/25/34	506,129

			17,907,929

Manufactured Housing – 1.9%
Green Tree Financial Corp. Series 1993-4, Class A5
2,864,821	7.050	01/15/19	2,500,947
Green Tree Financial Corp. Series 1995-5, Class M1(b)
1,365,661	7.650	09/15/26	1,212,214
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,643,742	7.900	06/15/27	1,431,328
Green Tree Financial Corp. Series 1996-6, Class A6
462,156	7.950	09/15/27	425,399
Green Tree Financial Corp. Series 1997-3, Class A6
109,982	7.320	03/15/28	83,677
Green Tree Financial Corp. Series 1998-3, Class A5
919,602	6.220	03/01/30	667,313
Green Tree Financial Corp. Series 1998-3, Class A6(b)
633,054	6.760	03/01/30	453,953
Green Tree Financial Corp. Series 1999-1, Class M2(b)
1,500,000	7.340	11/01/28	141,238
Lehman Manufactured Housing Contract Series 2001-B, Class A3
571,431	4.350	05/15/14	346,637
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
3,013,596	7.650	04/15/27	2,596,566

			9,859,272

(1)	Returns are not annualized and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays Capital Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figure does not reflect the deduction of any fees, expenses or taxes.

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans – 1.1%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005, Class A-5 (Guaranteed Student Loans)(c)
$ 2,857,827	4.910%	12/01/40	$ 2,857,827
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
2,618,400	1.823	10/30/45	2,618,400

			5,476,227

TOTAL ASSET-BACKED SECURITIES
(Cost $63,874,547)			$ 54,475,790

Taxable Municipal Bond Obligations – 5.2%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.790%	04/01/15	$ 1,327,051

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	776,729
500,000	4.790	10/01/11	519,780

			1,296,509

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	2,994,971

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,083,412

Indiana – 1.0%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,823,926
2,190,000	5.650	07/15/13	2,297,923

			5,121,849

Massachusetts – 0.5%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	267,189
2,485,000	5.430	05/01/12	2,635,193

			2,902,382

Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,584,601

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,035,240

New York – 0.8%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,066,418

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
$ 2,000,000	5.160%	07/01/13	$ 2,099,620

Oregon – 0.2%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	818,347

Rhode Island – 0.6%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.960	07/15/14	714,146
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,212,388

			2,926,534

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $26,508,978)			$ 27,256,934

Commercial Mortgage Backed Security – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$ 4,513,624	5.681%	08/10/16	$ 4,759,793
(Cost $4,524,908)

Collaterized Mortgage Obligations – 37.0%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$ 3,348,492	5.500%	02/25/18	$ 3,205,547
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
5,512,741	6.000	02/25/34	4,549,736
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
4,287,979	5.500	11/25/20	3,690,342
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
929,035	6.000	04/25/36	683,712
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
5,000,000	4.112	06/25/34	4,474,915
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
4,390,841	5.668	11/25/35	2,652,929
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,518,083	5.250	01/25/34	1,229,661
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
2,429,105	5.500	11/25/33	2,041,677
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
1,373,283	5.500	08/25/21	1,195,614
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,339,481	5.830	12/25/35	1,413,938

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
$ 1,198,364	5.665%	04/25/37	$ 606,177
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
6,000,000	5.750	09/25/21	5,670,000
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
909,144	5.500	07/25/36	673,335
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,751,505	5.250	09/25/19	1,599,984
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,673,877	4.750	12/25/18	1,531,322
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
1,159,927	6.000	07/25/37	632,523
Countrywide Home Loans Trust Series 2005-27, Class 2A1
4,782,387	5.500	12/25/35	3,519,541
Countrywide Home Loans Trust Series 2005-6, Class 2A1
1,274,578	5.500	04/25/35	963,502
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,628,093	5.250	07/25/33	1,565,861
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	6,252,101
FHLMC REMIC PAC Series 1579, Class PM
728,300	6.700	09/15/23	762,049
FHLMC REMIC PAC Series 2103, Class TE
698,322	6.000	12/15/28	743,810
FHLMC REMIC PAC Series 2110, Class PG
3,374,718	6.000	01/15/29	3,598,647
FHLMC REMIC PAC Series 2633, Class PC
3,341,957	4.500	07/15/15	3,391,702
FHLMC REMIC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	2,076,734
FHLMC REMIC PAC Series 2644, Class BM
1,173,978	4.500	01/15/26	1,188,399
FHLMC REMIC PAC Series 2716, Class DT
1,680,959	5.000	02/15/30	1,721,460
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,241,526
FHLMC REMIC PAC Series 2791, Class KE
2,400,000	5.500	05/15/29	2,462,058
FHLMC REMIC PAC Series 2836, Class XQ
830,000	4.500	09/15/27	851,019
FHLMC REMIC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,693,260
FHLMC REMIC PAC Series 3259, Class EA
790,746	5.000	05/15/27	805,474
FHLMC REMIC Series 2391, Class Z
6,204,023	6.000	12/15/31	6,622,953

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FHLMC REMIC Series 2508, Class OY
$ 1,485,000	4.500%	10/15/17	$ 1,560,441
FHLMC REMIC Series 2524, Class WC
850,390	6.000	11/15/28	857,783
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,775,715
FHLMC REMIC Series 2672, Class NH
4,400,000	4.000	09/15/18	4,466,258
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	809,899
FHLMC REMIC Series 2742, Class K
4,915,000	4.000	01/15/19	5,058,548
FHLMC REMIC Series 2840, Class JL
2,619,319	4.500	06/15/23	2,710,271
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,247,500
FHLMC REMIC TAC Series 2658, Class A
2,361,179	4.500	08/15/18	2,428,293
FHLMC Series T-58, Class 1A3
33,059	4.391	11/25/38	32,984
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,978,884	6.000	01/25/35	1,633,199
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
6,605,262	5.500	05/25/35	3,870,274
FNMA REMIC FNIC PAC Series 2001-45, Class WG
1,424,020	6.500	09/25/31	1,535,988
FNMA REMIC PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,415,066
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,156,547
FNMA REMIC PAC Series 2003-14, Class AP
496,646	4.000	03/25/33	509,222
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,520,061
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	4,256,823
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,394,775
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	736,799
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	565,887
FNMA Series 2003-W6, Class 2A32
547,034	6.500	09/25/42	571,309
GNMA Series 1998-12, Class EB
959,774	6.500	05/20/28	988,135
Impac CMB Trust Series 2004-4, Class 2A2(b)
6,789,966	5.282	09/25/34	5,630,346

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Impac Secured Assets Corp. Series 2004-2, Class A6
$ 1,831,746	5.740%	08/25/34	$ 1,620,517
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
5,948,317	6.000	03/25/36	5,413,097
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	2,126,507
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	6.039	04/25/37	556,746
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,785,930	6.500	05/25/34	2,394,158
Master Asset Securitization Trust Series 2004-3, Class 5A1
400,519	6.250	01/25/32	384,248
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
5,288,705	6.000	08/25/37	3,115,738
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
7,309,090	6.084	11/25/21	6,208,159
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
551,009	5.453	07/25/35	471,630
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
3,841,364	4.750	04/25/33	3,506,913
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,953,514	5.750	02/25/34	3,939,594
Residential Asset Securitization Trust Series 2004-A6, Class A1
5,966,678	5.000	08/25/19	5,157,448
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
2,452,331	6.000	05/25/33	2,245,485
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,186,561	5.000	05/25/18	1,179,887
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
3,028,533	5.500	11/25/35	2,660,279
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
4,868,751	5.750	12/25/35	3,200,363
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
6,690,383	5.500	12/25/21	6,359,212
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
4,180,685	5.500	06/25/20	3,582,506
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,621,090	5.000	06/25/18	1,611,971
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
946,216	5.250	01/25/20	927,883

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
$ 500,000	6.000%	10/25/36	$ 156,941

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $194,749,030)			$193,862,913

Commercial Mortgages – 2.9%
FNMA Series 2000-M2, Class C(b)
$ 533,961	7.117%	07/17/22	$ 536,087
GNMA Series 2002-62, Class B
572,492	4.763	01/16/25	583,006
GNMA Series 2003-16, Class B
3,580,000	4.490	08/16/25	3,710,113
GNMA Series 2003-38, Class JC(b)
600,302	7.003	08/16/42	668,230
GNMA Series 2003-88, Class AC
584,311	2.914	06/16/18	589,730
GNMA Series 2004-09, Class A
1,132,997	3.360	08/16/22	1,136,950
GNMA Series 2004-45, Class A
2,581,914	4.020	12/16/21	2,621,767
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,252,843

TOTAL COMMERCIAL MORTGAGES
(Cost $14,693,731)			$ 15,098,726

Corporate Obligations – 23.2%
Aerospace/Defense – 0.2%
Lockheed Martin Corp.
$ 972,000	6.150%	09/01/36	$ 971,896

Beverages – 1.3%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,409,100
Diageo Capital PLC
1,565,000	7.375	01/15/14	1,743,620
The Coca-Cola Co.
3,400,000	3.625	03/15/14	3,473,674

			6,626,394

Cable TV – 1.1%
Comcast Corp.
1,000,000	5.850	01/15/10	1,017,830
1,805,000	4.950	06/15/16	1,709,064
1,250,000	6.400	05/15/38	1,171,725
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,089,580

			5,988,199

Commercial Banks – 1.0%
Credit Suisse New York
1,500,000	5.000	05/15/13	1,481,292

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Wachovia Corp.
$ 3,125,000	5.300%	10/15/11	$ 3,144,781

			4,626,073

Computers – 0.8%
International Business Machines Corp.
3,000,000	6.500	10/15/13	3,362,151
Intuit, Inc.
1,000,000	5.400	03/15/12	1,011,606

			4,373,757

Electric – 2.1%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,207,885
Connecticut Light & Power Co.
415,000	5.650	05/01/18	424,562
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,560,304
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,394,370
PacifiCorp
2,400,000	5.650	07/15/18	2,509,349
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,429,252
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,600,284

			11,126,006

Financial – 6.5%
Bank of America Corp.
2,700,000	6.000	09/01/17	2,258,096
1,270,000	5.650	05/01/18	1,033,869
Bank One Corp.(b)
1,000,000	8.530	03/01/19	969,306
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,261,528
1,000,000	7.250	02/01/18	1,021,218
Citigroup, Inc.
1,355,000	6.000	02/21/12	1,245,265
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	5,616,057
General Electric Capital Corp.(b)
2,725,000	6.375	11/15/67	1,564,131
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,215,291
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,064,400
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	5,728,722
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,474,313

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
National Rural Utilities Cooperative Finance Corp.
$ 1,550,000	5.450%	04/10/17	$ 1,499,213
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,827,040
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	1,561,069
Wells Fargo & Co.
2,000,000	5.625	12/11/17	1,864,632

			34,204,150

Food – 0.9%
General Mills, Inc.
1,000,000	5.250	08/15/13	1,045,038
H.J. Heinz Co.
2,475,000	5.350	07/15/13	2,560,162
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	982,040

			4,587,240

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,698,439

Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.
1,425,000	5.300	03/15/17	1,474,096

Industrial – 0.5%
Receipts on Corporate Securities Trust NSC-1998-1
2,489,087	6.375	05/15/17	2,796,265

Multimedia – 0.9%
AOL Time Warner
3,170,000	6.750	04/15/11	3,308,783
The McGraw-Hill Companies, Inc.
1,500,000	5.375	11/15/12	1,461,543

			4,770,326

Oil & Gas – 1.1%
Apache Corp.
1,250,000	7.375	08/15/47	1,301,657
Tosco Corp.
2,095,000	8.125	02/15/30	2,301,875
Valero Energy Corp.
2,000,000	6.875	04/15/12	2,045,968

			5,649,500

Real Estate – 1.0%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	868,103
ProLogis
2,280,000	5.250	11/15/10	2,110,486
Simon Property Group LP
2,235,000	5.375	06/01/11	2,112,692

			5,091,281

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retail – 0.4%
Target Corp.
$ 1,000,000	5.125%	01/15/13	$ 1,037,918
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,301,694

			2,339,612

Sovereign Agency – 0.4%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,066,408

Telecommunications – 0.5%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,465,823

Utilities – 1.4%
GTE Corp.
5,310,000	6.840	04/15/18	5,332,929
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,080,538

			7,413,467

Yankee – 2.3%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	811,852
955,000	5.250	12/15/15	954,138
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,174,259
Deutsche Telekom International Finance BV
1,335,000	8.500	06/15/10	1,403,353
France Telecom SA
1,286,000	7.750	03/01/11	1,392,858
Swiss Bank Corp.
7,335,000	7.375	06/15/17	6,348,171

			12,084,631

TOTAL CORPORATE OBLIGATIONS
(Cost $128,787,242)			$121,353,563

Foreign Debt Obligation – 1.2%
Sovereign – 1.2%
Egypt Agency for International Development
$ 5,700,000	4.450%	09/15/15	$ 6,063,033
(Cost $5,435,050)

Mortgage-Backed Pass-Through Obligations – 5.6%
FHLMC
$ 69,247	6.000%	12/01/13	$ 73,198
128,090	8.500	02/01/19	138,354
159,349	8.500	03/01/21	172,219
1,000,669	7.000	05/01/26	1,083,749
92,670	7.000	10/01/30	99,577
128,104	7.500	12/01/30	139,588
236,256	7.500	01/01/31	257,435
509,323	7.000	08/01/31	546,319

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FHLMC – (continued)
$ 5,267,980	5.000%		05/01/33	$ 5,433,116
976,588	4.260	(b)	05/01/34	969,630
3,357,250	5.269	(b)	01/01/36	3,459,153
FNMA
8,317	7.000		07/01/09	8,441
18,627	6.500		02/01/12	19,497
124,299	6.000		12/01/13	127,810
63,690	6.500		07/01/14	68,200
106,987	9.000		11/01/21	116,896
78,136	6.500		08/01/24	84,010
97,096	6.500		09/01/24	104,395
106,458	9.000		02/01/25	117,493
18,468	6.500		03/01/26	19,856
46,401	8.000		07/01/28	50,713
208,972	6.500		10/01/28	224,681
149,540	3.841	(b)	12/01/28	150,383
58,861	6.500		01/01/29	63,286
129,103	6.000		07/01/29	136,377
127,361	7.500		09/01/29	138,856
97,866	7.000		03/01/31	105,620
56,106	7.500		03/01/31	61,090
305,824	7.000		11/01/31	329,995
633,102	7.000		01/01/32	683,141
1,785,543	6.000		12/01/32	1,883,921
657,685	5.262	(b)	02/01/33	678,347
2,397,242	5.000		07/01/33	2,475,759
1,084,008	5.085	(b)	10/01/34	1,122,068
2,713,256	5.105	(b)	02/01/35	2,821,529
GNMA
241,430	8.000		02/15/22	260,642
118,602	7.500		08/20/25	127,596
519,923	7.500		07/20/26	559,624
693,770	6.500		04/15/31	740,367
721,514	6.500		05/15/31	769,975
2,600,759	5.500		04/15/33	2,714,486

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $25,921,518)				$ 29,137,392

U.S. Government Agency Obligations – 6.1%
Farmer Mac Gtd.(a)
$11,000,000	5.500%		07/15/11	$ 11,762,806
FFCB
6,135,000	4.500		05/06/14	6,597,051
2,860,000	5.190		04/22/21	2,961,582
FHLB
1,915,000	5.375		08/15/24	2,014,172
2,650,000	7.125		02/15/30	3,243,926
FHLMC
2,500,000	6.750		03/15/31	3,196,015
Tennessee Valley Authority
2,300,000	5.500		06/15/38	2,369,455

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,167,880)				$ 32,145,007

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Guarantee Corporate Obligations* – 1.5%
Morgan Stanley & Co.
$ 2,800,000	2.250%	03/13/12	$ 2,815,028
Oriental Bank & Trust
3,000,000	2.750	03/16/12	2,999,244
U.S. Bancorp
2,000,000	2.250	03/13/12	2,007,968

TOTAL U.S. GOVERNMENT GUARANTEE CORPORATE OBLIGATIONS
(Cost $7,795,812)			$ 7,822,240

U.S. Treasury Obligations – 2.3%
United States Treasury Notes
$ 4,000,000	4.250%	11/15/14	$ 4,441,564
6,965,000	4.000	02/15/15	7,619,599

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,745,072)			$ 12,061,163

Shares	Description	Rate	Value
Exchange Traded Funds – 2.8%
538,877	Vanguard Intermediate-Term Investment Grade Fund	5.63%	$ 4,666,672
1,270,699	Vanguard Long-Term Investment Grade Fund	6.44	9,987,697

TOTAL EXCHANGE TRADED FUNDS
(Cost $14,500,000)			$ 14,654,369

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(d) – 0.4%
State Street Bank & Trust Co.
$ 1,902,000	0.010%	05/01/09	$ 1,902,000
Maturity Value: $1,902,001
(Cost $1,902,000)

TOTAL INVESTMENTS – 99.5%
(Cost $529,605,768)			$520,592,923

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			2,837,167

NET ASSETS – 100.0%			$523,430,090

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $39,107,182, which represents approximately 7.5% of net assets as of April 30, 2009.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2009.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on April 30, 2009. This agreement was fully collateralized by $1,840,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $1,942,672.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
PAC	—Planned Amortization Class
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocations	AS OF 4/30/09	AS OF 10/31/08

Collateralized Mortgage Obligations	37.0%	28.7%
Corporate Obligations	23.2	22.5
Asset-Backed Securities	10.4	11.6
U.S. Government Agency Obligations	6.1	7.6
Mortgage-Backed Pass-Through Obligations	5.6	11.8
Taxable Municipal Bond Obligations	5.2	6.5
Commercial Mortgages	2.9	3.2
Exchange Traded Funds	2.8	0.5
U.S. Treasury Obligations	2.3	4.3
U.S. Government Guarantee Corporate Obligations	1.5	—
Foreign Debt Obligation	1.2	1.1
Commercial Mortgage Backed Security	0.9	0.9
Short-Term Obligation	0.4	0.7

TOTAL INVESTMENTS	99.5%	99.4%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

16	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund

Performance Information(1) (Unaudited)

For the six months ended April 30, 2009, the Fund had a total return of 4.24%, based on its Net Asset Value (NAV). This compares to the Citigroup 1-5 Year Treasury/Government Sponsored Index(2) six-month return of 3.38%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 0.6%
Home Equity – 0.6%
Argent Securities, Inc. Series 2004-W5, Class AV3B
$ 778,639	0.888%	04/25/34	$ 306,621
Lehman XS Trust Series 2005-7N, Class 1A1A
461,140	0.708	12/25/35	186,258

			492,879

TOTAL ASSET-BACKED SECURITIES
(Cost $730,223)			$ 492,879

Commercial Mortgage-Backed Security – 2.4%
Small Business Administration Series 2006-P10B, Class 1
$1,805,450	5.681%	08/10/16	$ 1,903,918
(Cost $1,818,426)

Collaterized Mortgage Obligations – 22.1%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$ 862,261	5.010%	10/25/34	$ 776,019
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
202,572	5.004	09/20/34	178,510
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
333,500	4.414	09/25/34	215,395
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
655,970	4.750	12/25/18	600,105
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
121,889	5.000	02/25/18	121,203
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
870,410	3.776	11/19/33	737,766
FHLMC PAC Series 023, Class PK
553,342	6.000	11/25/23	592,375
FHLMC REMIC PAC Series 041, Class F
103,251	10.000	05/15/20	110,542
FHLMC REMIC PAC Series 159, Class H
38,126	4.500	09/15/21	38,136
FHLMC REMIC PAC Series 1614, Class MB
61,640	6.500	12/15/09	62,095

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2022, Class PE
$ 135,251	6.500%	01/15/28	$ 143,283
FHLMC REMIC PAC Series 2109, Class PE
478,615	6.000	12/15/28	510,309
FHLMC REMIC PAC Series 2345, Class PQ
71,218	6.500	08/15/16	75,902
FHLMC REMIC PAC Series 2389, Class CD
48,434	6.000	03/15/16	48,953
FHLMC REMIC PAC Series 2439, Class LG
212,323	6.000	09/15/30	213,771
FHLMC REMIC PAC Series 2594, Class OR
281,153	4.250	06/15/32	284,864
FHLMC REMIC PAC Series 2760, Class EC
600,000	4.500	04/15/17	628,374
FHLMC REMIC PAC Series 2763, Class PC
1,248,454	4.500	08/15/16	1,276,762
FHLMC REMIC PAC Series 3117, Class PC
800,000	5.000	06/15/31	827,797
FHLMC REMIC Series 2584, Class LX
306,245	5.500	12/15/13	316,449
FHLMC Series T-58, Class 1A3
22,039	4.391	11/25/38	21,989
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
44,455	0.000	06/25/22	38,868
FNMA REMIC PAC Series 1992-129, Class L
308,464	6.000	07/25/22	320,128
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
40,753	0.000	10/25/22	38,354
FNMA REMIC PAC Series 1998-36, Class J
195,549	6.000	07/18/28	200,623
FNMA REMIC PAC Series 2001-71, Class MB
439,318	6.000	12/25/16	467,352
FNMA REMIC PAC Series 2001-76, Class UC
73,471	5.500	11/25/15	73,628
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	585,013
FNMA REMIC PAC Series 2003-14, Class AP
667,759	4.000	03/25/33	684,668

(1)	Returns assume expense reimbursements and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Citigroup 1-5 Year Treasury/Government Sponsored Index, is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figure does not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	17

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2003-74, Class PR
$ 763,871	4.000%	11/25/25	$ 767,847
FNMA REMIC Series 1991-137, Class H
145,603	7.000	10/25/21	159,294
FNMA REMIC Series 1993-140, Class J
93,625	6.650	06/25/13	93,918
FNMA REMIC Series 1993-182, Class FA(a)
42,808	2.220	09/25/23	41,739
FNMA REMIC Series 1993-183, Class K
94,426	6.500	07/25/23	96,455
FNMA Series 2003-W17, Class 1A6
100,000	5.310	08/25/33	102,094
GNMA Series 1998-12, Class EB
239,944	6.500	05/20/28	247,034
GNMA Series 2001-53, Class F(a)
57,865	0.797	10/20/31	57,445
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	5.176	01/25/36	278,128
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
583,912	5.487	10/25/34	480,445
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
775,591	4.374	04/21/34	631,731
Master Asset Securitization Trust Series 2003-6, Class 9A1
551,771	4.250	07/25/33	521,750
Master Asset Securitization Trust Series 2004-3, Class 5A1
190,464	6.250	01/25/32	182,727
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
591,354	4.750	04/25/34	533,700
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
460,928	5.000	05/25/18	458,336
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
60,878	6.250	12/25/23	60,775
Sequoia Mortgage Trust Series 10, Class 1A(a)
216,580	0.847	10/20/27	181,880
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
386,756	1.107	06/20/33	282,200
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,417,771	4.113	10/25/33	1,068,645
Vendee Mortgage Trust Series 1996-2, Class 1Z
273,926	6.750	06/15/26	287,024
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
468,677	5.750	12/25/32	472,047
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
291,796	5.000	06/25/18	290,155

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $18,014,921)			$17,484,602

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Mortgages – 6.1%
FNMA Series 2000-M2, Class C(a)
$ 185,725	7.117%		07/17/22	$ 186,465
GNMA REMIC Series 2004-51, Class A
164,185	4.145		02/16/18	165,809
GNMA Series 2004-09, Class A
507,232	3.360		08/16/22	509,002
GNMA Series 2004-20, Class C
1,700,000	4.430		04/16/34	1,757,640
GNMA Series 2004-45, Class A
968,218	4.020		12/16/21	983,163
GNMA Series 2004-60, Class C(a)
1,150,000	5.240		03/16/28	1,208,154

TOTAL COMMERCIAL MORTGAGES
(Cost $4,682,345)				$ 4,810,233

Mortgage-Backed Pass-Through Obligations – 5.3%
FHLMC
$ 201,157	5.500%		08/01/17	$ 210,422
623,685	5.500		09/01/21	649,485
133,048	6.000		10/01/23	140,130
FNMA
300,366	4.500		11/01/09	303,530
2,641	6.500		02/01/12	2,764
160,738	6.500		09/01/13	170,156
203,964	10.500		11/01/15	221,467
215,554	6.000		07/01/16	227,540
9,179	6.195	(a)	08/01/23	9,382
4,277	9.000		07/01/24	4,631
17,697	3.841	(a)	12/01/28	17,797
92,674	7.000		11/01/31	99,998
708,909	6.000		07/01/33	747,968
814,118	4.759	(a)	02/01/34	827,615
505,466	5.085	(a)	10/01/34	523,213
GNMA
15,886	8.000		07/15/17	17,155
517	4.125	(a)	11/20/24	524
1,090	4.125	(a)	12/20/24	1,122
17,956	5.375	(a)	04/20/26	18,444
17,830	4.625	(a)	08/20/26	17,948
20,699	5.375	(a)	01/20/28	21,255

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $4,002,925)				$ 4,232,546

U.S. Government Agency Obligations – 40.6%
Farmer Mac Gtd.(c)
$3,000,000	5.500%		07/15/11	$ 3,208,038
FFCB
3,500,000	5.250		06/19/09	3,523,397
237,000	6.890		09/13/10	255,607
250,000	7.000		09/01/15	299,727
500,000	6.125		12/29/15	571,664

18	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB
$ 750,000	5.000%	03/11/11	$ 797,595
1,640,000	3.375	06/24/11	1,702,325
1,250,000	4.750	12/09/11	1,345,484
1,000,000	3.500	03/08/13	1,033,499
1,000,000	3.625	10/18/13	1,046,826
1,560,000	5.250	06/18/14	1,746,540
FHLMC
2,000,000	4.875	02/09/10	2,064,562
3,700,000	5.000	10/18/10	3,899,756
1,500,000	4.625	10/25/12	1,639,462
800,000	4.000	06/12/13	845,503
1,560,000	2.500	01/07/14	1,566,006
790,000	5.000	07/15/14	882,718
FNMA
1,000,000	6.000	05/15/11	1,096,570
1,000,000	6.125	03/15/12	1,123,135
850,000	3.625	02/12/13	899,067
1,500,000	4.375	03/15/13	1,629,477
Tennessee Valley Authority
900,000	6.790	05/23/12	1,024,232

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,255,886)			$32,201,190

U.S. Government Guarantee Corporate Obligations* – 6.8%
Financial – 6.8%
JPMorgan Chase & Co.
$ 800,000	3.125%	12/01/11	$ 824,753
Keybank National Association
400,000	3.200	06/15/12	412,380
Morgan Stanley & Co.
800,000	2.900	12/01/10	820,098
750,000	2.250	03/13/12	754,025
Regions Bank
1,000,000	3.250	12/09/11	1,034,114
U.S. Bancorp
750,000	2.250	03/13/12	752,988
Wells Fargo & Co.
800,000	3.000	12/09/11	824,305

			5,422,663

TOTAL CORPORATE OBLIGATIONS
(Cost $5,295,631)			$ 5,422,663

U.S. Treasury Obligations – 11.8%
United States Treasury Inflation Protected Securities
$1,179,970	3.000%	07/15/12	$ 1,245,606
1,148,200	2.000	01/15/14	1,169,729
1,125,530	2.000	07/15/14	1,149,096

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$1,000,000	4.125%	08/15/10	$ 1,045,234
2,000,000	4.500	11/15/10	2,115,234
2,000,000	5.125	06/30/11	2,176,250
435,000	4.500	04/30/12	474,898

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,824,415)			$ 9,376,047

Repurchase Agreement(d) – 4.8%
State Street Bank & Trust Co.
$3,796,000	0.010%	05/01/09	$3,796,000
Maturity Value: $3,796,001
(Cost $3,796,000)

TOTAL INVESTMENTS – 100.5%
(Cost $78,420,772)			$79,720,078

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(379,102)

NET ASSETS – 100.0%			$79,340,976

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2009.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,208,038, which represents approximately 4.0% of net assets as of April 30, 2009.
(d)	Repurchase agreement was entered into on April 30, 2009. This agreement was fully collateralized by $3,670,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $3,874,786.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	19

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/09	AS OF 10/31/08

U.S. Government Agency Obligations	40.6%	42.7%
Collaterized Mortgage Obligations	22.1	20.7
U.S. Treasury Obligations	11.8	17.6
U.S. Government Guarantee Corporate Obligations	6.8	—
Commercial Mortgages	6.1	6.7
Mortgage-Backed Pass-Through Obligations	5.3	7.9
Commercial Mortgage-Backed Security	2.4	2.3
Asset-Backed Securities	0.6	0.4
Short-Term Obligation	4.8	0.9

TOTAL INVESTMENTS	100.5%	99.2%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond Fund

Performance Information(1) (Unaudited)

For the six months ended April 30, 2009, the Fund had a total return of 8.08%, based on its Net Asset Value (NAV). This compares to the Barclays Capital 3-15 Year Blend Index(2) six-month return of 8.01%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.2%
Alabama – 1.6%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (A/NR)
$ 760,000	4.700%	08/15/11	$ 760,365
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aa3)
650,000	5.500	07/01/12	715,312
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (A/A2)
1,005,000	5.000	06/01/16	1,076,455
Cullman AL GO Bonds (Warrants) Series 2007 (FSA) (AAA/Aa3)
65,000	4.500	07/01/23	64,862

			2,616,994

Alaska – 0.6%
Alaska Municipal Bond Bank Authority Revenue Bonds Series 1 (A+/A1)
400,000	5.500	09/01/28	407,560
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AA-/A2)(a)
500,000	0.000	06/30/10	489,610

			897,170

Arizona – 7.4%
Arizona School Facilities Board Certificates of Participation (AA-/A1)
2,810,000	5.125	09/01/21	2,877,805
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,000,000	5.250	05/15/19	1,078,400
500,000	5.250	05/15/22	522,090
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A-/NR)
860,000	5.000	07/01/17	933,006
335,000	5.000	07/01/18	358,862
350,000	5.000	07/01/19	368,904
1,100,000	5.125	07/01/22	1,134,386
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (AA-/Baa1)
1,070,000	5.000	08/01/27	1,088,714

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arizona – (continued)
Tucson AZ GO Bonds (Refunding) (FGIC) (AA/Aa3)
$ 535,000	4.000%	07/01/15	$ 572,616
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/A2)
1,000,000	5.000	07/01/19	1,035,830
745,000	5.000	07/01/20	763,498
1,000,000	5.000	07/01/21	1,020,070

			11,754,181

Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
535,000	5.480	09/01/17	530,030

California – 1.8%
Port Oakland CA Revenue Bonds Series C (AA-/A2)
600,000	5.000	11/01/16	628,212
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (MBIA) (AA-/Aa3)(a)
880,000	0.000	09/01/23	438,082
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AA-/Baa1)
1,810,000	5.700	02/01/22	1,850,996

			2,917,290

Colorado – 1.6%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
175,000	5.250	06/01/11	178,546
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
600,000	4.200	11/01/18	607,500
430,000	4.350	11/01/19	436,622
450,000	4.600	11/01/20	456,844
Colorado State Department of Corrections Certificates of Participation (Capital Appreciation) (AMBAC) (AA-/Aa3)(a)
100,000	0.000	03/01/10	98,795
Mesa State College CO Auxiliary Facilities Enterprise Revenue Bonds (AA-/Aa3)
485,000	5.400	05/15/23	530,347

(1)	Returns assume expense reimbursements and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figure does not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	21

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Westminster CO Certificates of Participation (Refunding) (MBIA) (AA-/Baa1)
$ 250,000	4.500%	12/01/23	$ 254,165

			2,562,819

District Of Columbia – 1.1%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (A/Aa3)
555,000	5.750	07/01/11	583,866
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aa3)
500,000	5.500	10/01/17	593,065
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AA-/Aa3)
500,000	5.250	10/01/09	503,040

			1,679,971

Florida – 8.8%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	808,911
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (AA-/Baa1)
1,000,000	5.000	10/01/20	1,015,730
Florida State Board of Governors University System Improvement Revenue Bonds (AA/Aa2)
1,000,000	5.750	07/01/21	1,094,020
Florida State Community Services Corp.Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,330,000	5.500	03/01/14	1,377,946
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa2)
50,000	5.500	07/01/21	57,266
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (AA-/A3)
1,000,000	5.250	07/01/14	1,099,170
Miami-Dade County FL GO Bonds (Building Better Communities Project) Series B (AA-/Aa3)
1,000,000	6.250	07/01/26	1,097,790
Miami-Dade County FL Water & Sewer Revenue Bonds (Refunding) (XLCA) (A+/A1)
2,000,000	5.000	10/01/21	2,038,400
Orange County FL School Board Certificates of Participation Series A (FGIC) (AA-/A1)
1,000,000	5.000	08/01/16	1,067,440
Palm Beach County FL School Board Certificates of Participation (FGIC) (AA-/A1)
1,000,000	5.500	08/01/15	1,089,520
St. Johns County FL School Board (Certificates of Participation) Series 2006 (St. Johns Master Lease Program) (AA-/A3)
1,980,000	5.000	07/01/19	1,965,863
Tallahassee FL Construction Utilities Systems Revenue Bonds (Refunding) (AMBAC) (AA/Aa2)
1,350,000	5.000	10/01/29	1,370,628

			14,082,684

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – 0.1%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (MBIA) (AA-/Baa1)
$ 90,000	6.100%	10/01/19	$ 100,102
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (MBIA) (AA-/Baa1)
55,000	5.500	08/01/23	62,445

			162,547

Illinois – 7.0%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AA-/A1)
1,500,000	6.250	01/01/10	1,547,670
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (AA-/A1)
1,000,000	5.250	12/01/18	1,092,750
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,004
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA-/A2)
1,000,000	5.250	12/01/23	1,064,940
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (AA-/Baa1)
2,000,000	5.250	12/01/22	1,969,420
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (A+/A1)
1,685,000	5.000	07/01/21	1,703,569
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa1)
100,000	5.250	04/01/22	90,730
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa1)
650,000	5.125	04/01/19	601,081
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.700	02/01/13	258,289
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (AMBAC) (AAA/A2)
600,000	5.125	06/01/11	601,416
University of Illinois Revenue Bonds (Auxiliary Facilities Systems) Series A (AA-/Aa3)
1,000,000	5.125	04/01/29	1,020,590
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aa3)(a)
635,000	0.000	11/01/13	560,737
Will Grundy Counties IL Community College District No. 525 GO Bonds (Joliet Junior College) (AA/NR)
505,000	5.750	06/01/28	539,163

			11,075,359

22	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 11.2%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
$ 600,000	5.000%	05/01/16	$ 686,946
615,000	5.000	11/01/16	707,176
Clark Pleasant IN Middle School Building Corp. Revenue Bonds (First Mortgage) (AA+/NR)
975,000	4.250	01/15/17	1,007,936
1,000,000	4.250	07/15/17	1,032,100
1,015,000	4.500	01/15/18	1,054,930
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	943,334
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	394,481
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (A+/NR)
1,740,000	5.250	07/15/16	1,871,039
Evansville-Vanderburgh IN Independent School Building Corp. Revenue Bonds (First Mortgage) (AA+/NR)
1,000,000	5.250	01/15/29	1,016,640
Fort Wayne IN Redevelopment Authority Lease Rental Revenue Bonds (Taxable) Series 2007 (Assured Guaranty) (NR/Aa2)
1,100,000	5.800	02/01/20	1,053,294
Franklin IN Community Multi-School Building Corp. Revenue Bonds (First Management) (MBIA) (AA-/NR)
500,000	5.000	07/15/21	540,320
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	413,969
120,000	5.000	08/01/14	128,779
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,198,815
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,532,089
Indianpolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage) (AA/Baa1)
1,020,000	3.000	01/15/26	796,753
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (Refunding - First Mortgage) (FSA) (AAA/Aa3)
375,000	4.250	07/15/17	400,069
SouthWest Allen IN Multi School Building Corp. Revenue Bonds (First Mortgage) Series A (MBIA) (NR/A1)
2,890,000	5.000	01/15/20	2,992,508

			17,771,178

Iowa – 1.8%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	124,955

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – (continued)
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR) - (continued)
$ 480,000	5.125%	06/01/18	$ 360,884
200,000	5.125	06/01/20	143,790
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
195,000	4.300	07/01/16	197,646
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.700	06/01/09	2,001,720

			2,828,995

Kansas – 3.2%
Junction City KS GO Notes Series B (NR/NR)
1,200,000	4.000	06/01/09	1,201,116
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
1,960,000	3.750	05/15/26	1,983,540
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	772,110
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AA/NR)
150,000	5.500	08/15/11	156,940
Olathe KS Health Facilities Revenue Bonds (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	994,740

			5,108,446

Kentucky – 1.1%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	1,830,612

Louisiana – 3.1%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (A/NR)
2,755,000	5.250	12/01/18	3,094,140
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,006,005
1,245,000	5.000	02/01/30	912,710

			5,012,855

Maine – 0.2%
Maine State Housing Authority Mortgage Purpose Revenue Bonds (Non AMT) Series J (AA+/Aa1)
300,000	6.500	11/15/28	318,153

Massachusetts – 0.1%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,022

The accompanying notes are an integral part of these financial statements.	23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa2)
$ 60,000	6.500%	07/15/19	$ 74,468

			84,490

Michigan – 6.0%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AA-/A2)
550,000	4.000	05/01/14	563,156
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,527,075
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (AA-/NR)
1,080,000	5.500	02/01/18	1,196,230
Ingham County MI GO Bonds Series 1998 (FSA) (AAA/Aa3)
500,000	5.125	11/01/12	541,540
Jenison MI Public Schools GO Bonds (Refunding) (MBIA) (AA-/A1)
1,000,000	5.250	05/01/14	1,109,400
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (MBIA) (AA/Baa1)
675,000	5.000	11/15/12	685,571
Michigan State GO Bonds (Refunding Environmental Program) Series A (AA-/Aa3)
1,295,000	5.000	11/01/19	1,357,043
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
2,500,000	5.500	11/15/10	2,562,925

			9,542,940

Minnesota – 1.0%
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
836,014	5.700	04/01/27	845,352
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
670,000	3.800	07/01/17	670,020

			1,515,372

Mississippi – 0.4%
Mississippi Development Bank Special Obligation Revenue Bonds (Lowndes County Individual Development Project) Series 2007 (FSA) (AAA/Aa3)
605,000	5.000	07/01/17	704,305

Missouri – 1.8%
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (A+/NR)
1,070,000	5.000	04/01/19	1,113,945
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	266,673

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Certificates of Participation Series B (NR/A2)
$1,000,000	5.500%	05/01/18	$ 1,039,840
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	385,405

			2,805,863

Montana – 0.4%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
350,000	4.350	06/01/16	344,138
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
360,000	4.350	12/01/16	351,511

			695,649

Nebraska – 0.7%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Childrens Hospital) (NR/A2)
500,000	6.000	08/15/22	518,415
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
115,000	4.300	09/01/14	114,130
175,000	4.350	03/01/15	173,042
100,000	4.350	09/01/15	98,798
105,000	4.400	09/01/16	103,637
University of Nebraska Revenue Bonds (Lincoln-Student Fees & Facilities) Series A (AA-/Aa2)
160,000	5.250	07/01/34	166,253

			1,174,275

Nevada – 0.1%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	101,235

New Hampshire – 0.5%
New Hampshire State Housing Finance Authority Revenue Bonds (Single Family Mortagage) (Non AMT) (NR/Aa2)
750,000	5.300	07/01/28	764,018

New Jersey – 0.1%
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (FSA) (NR/Aa3)
100,000	5.750	02/15/21	92,781

New Mexico – 0.3%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	512,790

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Mexico – (continued)
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
$ 10,000	6.150%	09/01/17	$ 10,049

			522,839

New York – 1.5%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,026,600
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/A1)
325,000	5.750	07/01/13	349,834
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
75,000	7.375	05/15/10	77,321

			2,453,755

North Dakota – 1.4%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/A1)
1,000,000	5.000	05/01/23	1,046,170
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	542,338
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	617,106

			2,205,614

Ohio – 6.6%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/NR)
1,250,000	5.000	12/01/16	1,397,300
Cuyahoga County OH GO Bonds (Sewer District Improvement) (AA+/Aa1)
165,000	5.550	12/01/20	171,539
Huron County OH Hospital Facilities Revenue Bonds (Refunding & Improvement Fisher-Titus Medical) Series 2007 (A/NR)
1,000,000	5.000	12/01/22	889,880
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (AA-/A2)
830,000	4.500	12/01/21	850,302
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (BBB-/NR)
3,235,000	5.000	06/01/12	3,202,391
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	576,451

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
$ 430,000	4.250%	05/01/14	$ 453,710
1,000,000	5.000	05/01/18	1,077,230
Sidney OH City School District GO Bonds (Capital Appreciation Refunding) (FGIC) (AA-/A2)(a)
1,025,000	0.000	12/01/16	796,425
1,035,000	0.000	12/01/17	762,267
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.250	12/01/25	298,753

			10,476,248

Oklahoma – 5.0%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,039,810
1,000,000	4.850	09/01/18	1,030,190
1,000,000	5.000	09/01/19	1,028,370
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,146,200
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)(c)
2,530,000	6.200	11/01/09	2,652,756

			7,897,326

Oregon – 2.4%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,135,000	4.350	07/01/18	1,158,915
1,310,000	4.400	07/01/19	1,324,449
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
375,000	5.050	07/01/17	382,001
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
900,000	5.250	08/15/12	936,711

			3,802,076

Pennsylvania – 1.9%
Oxford PA Area Sewer Authority Revenue Bonds (FSA) (NR/Aa3)
765,000	4.500	03/01/13	765,069
Pennsylvania Housing Finance Agency Revenue Bonds (Single Family Mortgage) (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,068,700
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,224,155

			3,057,924

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AA-/A3)
$ 10,000	5.000%	07/01/20	$ 9,790

Rhode Island – 0.4%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	173,750
205,000	5.800	12/01/14	194,523
125,000	5.900	12/01/15	118,221
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/NR)
190,000	5.750	12/01/13	181,528

			668,022

South Carolina – 1.1%
Florence SC Water & Sewer Revenue Bonds (AMBAC) (A+/A1)
390,000	7.500	03/01/11	414,332
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/A2)
500,000	5.250	12/01/22	514,765
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	782,460

			1,711,557

South Dakota – 0.6%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
205,000	5.150	05/01/11	207,163
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aa3)
125,000	4.300	11/01/10	125,951
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AA-/A1)
660,000	5.000	09/01/10	679,298

			1,012,412

Tennessee – 0.6%
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AA-/A1)
700,000	5.500	11/01/11	753,529
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA/Aa2)
220,000	4.250	01/01/14	219,254

			972,783

Texas – 7.2%
Brownsville TX GO Bonds (Refunding) Series 2005 (AA-/A2)
1,000,000	5.000	02/15/21	1,051,070
710,000	5.000	02/15/22	740,679

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Clint TX Independent School District GO Bonds (Refunding) (A/NR)
$ 945,000	3.000%	02/15/13	$ 970,855
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aa3)
375,000	5.000	07/15/12	416,400
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A1)
130,000	5.750	11/01/15	132,558
El Paso TX Certificates Obligation GO Bonds (AA/NR)
260,000	4.000	08/15/16	281,653
Houston County TX Certificate Obligation GO Bonds (A/NR)
235,000	5.000	02/15/20	253,683
590,000	5.000	02/15/24	609,859
620,000	5.000	02/15/25	634,105
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AA-/A1)
1,000,000	5.375	04/15/13	1,070,380
Houston TX Utility System Revenue Bonds (Refunding Combined First Lien) Series B (FGIC) (AA/A1)
500,000	5.000	11/15/18	556,830
Mansfield TX Certificates Obligations GO Bonds (AA/Aa3)
355,000	6.125	02/15/26	386,748
310,000	6.250	02/15/29	336,087
North Harris Montgomery Community College District Revenue Bonds (Refunding) (FGIC) (AA/Aa3)
420,000	5.750	02/15/18	428,954
Pearland TX Certificates Obligations GO Bonds (AMBAC) (AA-/A1)
660,000	5.250	03/01/21	714,905
San Antonio TX GO Bonds (General Improvement) (AAA/Aa1)(c)
10,000	6.000	02/01/10	10,407
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A/NR)
455,000	5.250	10/01/18	470,206
330,000	5.250	10/01/21	332,660
500,000	5.250	10/01/33	436,750
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
150,000	4.600	09/01/19	144,807
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/A1)
675,000	5.500	07/01/24	724,626
Trinity TX River Authority Revenue Bonds Tarrant County Water Project (Improvement) (AA/A1)
450,000	5.750	02/01/26	479,524
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A3)
300,000	4.500	02/15/16	323,013

			11,506,759

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Utah – 1.5%
Grand County UT School District GO Bonds (School Building) (NR/Aaa)
$ 300,000	5.000%	07/01/22	$ 328,818
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aa3)
1,000,000	5.500	06/01/16	1,056,450
Utah State Building Ownership Authority Lease Revenue Bonds (Refunding-State Facilities Master Lease Program) Series A (AA+/Aa1)
1,000,000	5.250	05/15/21	1,058,280

			2,443,548

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AA-/NR)
1,000,000	5.250	07/15/17	1,096,510

Washington – 3.7%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AA+/Baa1)
750,000	4.500	06/01/22	763,703
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aa1)
330,000	5.375	12/01/14	363,333
Clark County WA School District No. 37 Vancouver GO Bonds (FGIC) (NR/Aa1)(a)
1,065,000	0.000	12/01/20	653,889
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A/NR)
1,000,000	5.000	12/01/24	1,020,220
King County WA School District No. 407 Riverview GO Bonds (NR/Aa1)
500,000	5.250	12/01/19	575,025
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,510,614
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	169,176
Snohomish County WA School District No. 15 Edmonds GO Bonds (FGIC) (AA+/Aa1)
700,000	5.000	12/01/17	790,503

			5,846,463

Wisconsin – 1.2%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/A1)
115,000	5.000	12/01/14	116,557
350,000	5.000	12/01/15	350,959
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	778,028

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Pleasant Prairie Wisconsin GO Bonds (Promissory Notes) Series F (AA/A1)
$ 400,000	4.500%	09/01/17	$ 446,692
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
230,000	4.375	05/01/12	249,327

			1,941,563

Wyoming – 1.1%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.800	06/01/09	786,915
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	30,485
85,000	5.200	12/01/11	86,359
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	164,399
280,000	4.250	12/01/14	278,894
385,000	4.300	12/01/15	381,947

			1,728,999

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $155,768,847)			$157,984,400

Repurchase Agreement(d) – 1.3%
State Street Bank & Trust Co.
$2,070,000	0.010%	05/01/09	$ 2,070,000
Maturity Value: $2,070,001
(Cost $2,070,000)

TOTAL INVESTMENTS – 100.5%
(Cost $157,838,847)			$160,054,400

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(811,345)

NET ASSETS – 100.0%			$159,243,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on April 30, 2009. This agreement was fully collateralized by $2,000,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $2,111,600.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Radian	—Insured by Radian Asset Assurance
VA	—Veterans Administration
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/09	AS OF 10/31/08

Lease	21.5%	18.1%
General Obligations	20.1	20.3
Education	13.3	9.6
Hospital	11.7	13.8
General	9.1	10.3
Single Family Housing	8.2	8.8
Water/Sewer	6.9	7.4
Transportation	4.1	4.3
Prerefunded/Escrow to Maturity	2.0	3.4
Student	1.7	1.8
Power	0.5	—
Multi Family Housing	0.1	1.1
Short-Term Obligation	1.3	0.7

TOTAL INVESTMENTS	100.5%	99.6%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

28	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Missouri Tax-Free Intermediate Bond Fund

Performance Information(1) (Unaudited)

For the six months ended April 30, 2009, the Fund had a total return of 7.25%, based on its Net Asset Value (NAV). This compares to the Barclays Capital 3-15 Year Blend Index(2) six-month return of 8.01%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 93.9%
Arizona – 1.2%
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A-/NR)
$ 1,155,000	5.125%	07/01/23	$ 1,180,756
1,215,000	5.150	07/01/24	1,233,529

			2,414,285

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	660,010

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	504,550

Iowa – 0.7%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
1,350,000	5.000	07/01/23	1,377,486

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
500,000	5.750	07/01/39	508,815

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,582,172

Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
500,000	5.500	11/15/10	512,585
River Rouge MI School District GO Bonds (Refunding) (MBIA) (FGIC) (AA-/Aa3)
1,000,000	5.000	05/01/19	1,042,510

			1,555,095

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – 87.5%
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/A1)
$ 150,000	4.000%	03/01/17	$ 158,688
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (FSA) (AAA/Aa3)
2,000,000	5.250	07/01/20	2,106,960
1,000,000	5.250	07/01/28	1,008,370
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.250	11/01/15	281,505
Boone County MO Hospital Revenue Bonds (NR/A3)
1,600,000	5.750	08/01/28	1,490,912
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,095,440
1,250,000	5.000	03/01/19	1,354,775
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/NR)
300,000	5.500	03/01/14	346,389
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
500,000	5.250	03/01/17	588,575
1,000,000	5.250	03/01/21	1,090,310
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	957,165
400,000	5.250	06/01/12	414,776
1,000,000	5.250	06/01/13	1,042,700
Carroll County MO Public Water Suppy District No. I Water System Revenue Bonds Series B (Refunding) (SP-1+/NR)
1,700,000	4.625	03/01/12	1,700,187
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,130,420
Clay County MO Public Building Authority Leasehold Revenue Bonds (General Improvement) Series C (FSA) (AAA/Aa3)
40,000	5.000	05/15/09	40,005

(1)	Returns assume expense reimbursements and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figure does not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	29

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
$ 1,000,000	5.000%	03/01/18	$ 1,047,610
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,047,610
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,368,397
2,435,000	5.000	03/01/28	2,549,786
Clay County MO Reorganized School District No. R-1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	785,125
900,000	5.000	03/01/15	954,882
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	749,446
650,000	5.000	03/01/22	695,266
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	433,536
Cole County MO Certificates of Participation (Jail Project) (NR/A1)
660,000	4.300	12/01/19	667,141
1,000,000	4.500	12/01/20	1,013,030
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement) Series A (AA-/A1)
230,000	4.700	10/01/10	230,044
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	400,089
Florissant MO Certificates of Participation (FGIC) (NR/A2)
330,000	5.000	08/01/11	357,383
560,000	5.000	08/01/12	621,348
485,000	5.000	08/01/15	515,938
500,000	5.000	08/01/16	528,565
450,000	5.000	08/01/17	473,297
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,205,258
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	786,982
935,000	5.000	03/01/18	1,042,104
945,000	5.000	03/01/19	1,041,522
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	421,979

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Gladstone MO Certificates of Participation Series A XLCA (NR/A2)
$ 475,000	5.000%	06/01/23	$ 482,899
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
520,000	5.250	03/01/16	568,688
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
2,300,000	5.000	03/01/19	2,434,136
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,533,766
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,324,903
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,337,012
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	557,406
555,000	4.500	12/01/20	578,116
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aa3)
500,000	5.000	12/01/20	541,885
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,045,060
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	541,085
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (AA-/Aa3)
1,360,000	5.000	12/01/22	1,398,787
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aa3)
2,000,000	5.500	12/01/12	2,179,460
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/NR)
1,000,000	5.250	12/01/15	1,092,680
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,000,000	5.000	03/01/18	1,040,750
2,000,000	5.000	03/01/19	2,068,420
Jefferson County MO Reorganized School District No. R-6 GO Bonds (Refunding Insured) (FGIC) (AA-/A2)
530,000	5.000	03/01/11	544,474
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (BBB-/NR)(a)
300,000	5.700	06/01/10	316,560
380,000	5.750	06/01/10	401,177
400,000	5.800	06/01/10	422,508

30	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (ETM) (BBB-/NR)
$ 330,000	5.350%	06/01/09	$ 331,165
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	820,344
555,000	5.500	02/15/14	544,017
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A2)
1,000,000	5.000	12/01/15	1,144,770
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa3)
1,000,000	5.500	07/01/11	1,092,110
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa3)
1,075,000	5.000	07/01/17	1,194,207
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A2)
1,575,000	5.500	04/01/23	1,681,108
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A2)
340,000	6.431	04/01/18	341,435
Kansas City MO Water Revenue Bonds Series A (AA+/A1)(a)
1,640,000	5.750	12/01/10	1,767,116
1,735,000	5.800	12/01/10	1,870,816
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA+/A1)(a)
1,885,000	5.000	12/01/11	2,074,462
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (MBIA) (NR/Aa3)
750,000	5.000	02/15/19	808,755
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	557,065
545,000	5.000	03/01/22	596,590
500,000	5.000	03/01/23	542,360
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	279,469
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/A1)
335,000	5.250	07/01/11	364,078
1,000,000	5.250	07/01/12	1,073,260
1,135,000	5.250	07/01/15	1,195,904
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/A1)
480,000	5.000	07/01/20	499,416
Maryville MO Waterworks & Sewage System Revenue Bonds (Combined) Series A (NR/NR)
2,000,000	5.450	07/01/15	1,997,780

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AA-/Aa3)
$ 1,000,000	5.250%	12/01/13	$ 1,086,060
1,410,000	5.250	12/01/15	1,505,260
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	500,350
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.850	07/15/10	1,524,060
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aa3)
830,000	5.250	03/01/21	915,457
700,000	5.250	03/01/22	764,127
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,069,300
Missouri State Development Finance Board Infrastructure Facilities (Eastland Center Project) Series A (A+/NR)
150,000	4.500	04/01/22	143,889
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (A+/NR)
300,000	5.000	04/01/13	325,719
1,240,000	5.000	04/01/21	1,283,288
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	828,410
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence- Events Center) Series F (A+/NR)
1,000,000	6.125	04/01/29	1,000,560
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
430,000	5.200	03/01/10	444,998
1,035,000	5.300	03/01/10	1,071,950
680,000	5.600	03/01/10	705,942
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (BBB-/NR)
445,000	5.600	04/01/11	447,750
1,500,000	6.000	04/01/22	1,500,990
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Tri-County Water Authority Project) (Refunding) (Radian) (BBB-/NR)
450,000	5.550	04/01/10	453,146
80,000	5.750	04/01/19	80,050

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
$ 400,000	5.500%	01/01/23	$ 460,800
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,150,000	5.250	01/01/11	1,162,731
1,115,000	5.000	07/01/17	1,283,945
2,130,000	5.125	01/01/18	2,300,080
725,000	5.000	01/01/22	761,214
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
210,000	5.125	07/01/11	219,851
535,000	5.200	07/01/12	558,337
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series D (NR/Aaa)
170,000	5.125	01/01/10	170,090
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,262,339
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,196,263
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/19	1,071,890
Missouri State Health & Educational Facility Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,262,215
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	159,549
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (A/NR)
1,735,000	5.150	05/15/10	1,808,980
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (BBB-/NR)(a)
1,000,000	5.850	01/01/10	1,032,070
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	489,447
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,702,142
1,000,000	5.500	10/01/12	1,108,380
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
250,000	5.000	11/15/10	262,505

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3) – continued
$ 2,000,000	5.000%	11/15/14	$ 2,197,000
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	526,145
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,177,754
1,545,000	5.000	02/15/20	1,680,373
120,000	4.750	11/15/37	118,888
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa2)
1,165,000	5.250	05/01/18	1,357,167
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
485,000	4.750	12/01/10	490,490
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
335,000	4.650	12/01/09	340,136
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
45,000	5.800	09/01/11	45,060
40,000	5.900	09/01/12	40,088
45,000	6.000	09/01/13	45,041
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner) Series E-1 (AMT) (FNMA/GNMA) (AAA/NR)
35,000	5.000	03/01/12	35,044
35,000	5.000	09/01/12	35,044
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,160,840
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	326,478
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AA-/Baa1)
1,000,000	5.450	03/01/14	1,037,380
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (FSA) (AAA/Aa3)
1,430,000	5.250	03/01/21	1,568,810
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Baa1)
515,000	5.000	12/01/10	515,015
850,000	5.125	12/01/12	850,034
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,065,540
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/18	1,043,130
1,000,000	5.000	11/15/19	1,034,330

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
$ 3,000,000	5.500%	03/01/28	$ 3,311,070
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/A3)
2,875,000	5.000	06/01/20	3,000,637
O’ Fallon MO Certificates of Participation (MBIA) (NR/A1)
1,000,000	5.000	02/01/22	1,027,470
O’ Fallon MO Certificates of Participation (NR/A1)
2,000,000	5.250	11/01/19	2,230,600
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aa3)
740,000	4.900	03/01/16	768,327
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
1,500,000	5.000	03/01/19	1,728,690
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (FSA) (AAA/Aa3)
440,000	5.000	03/01/22	476,036
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aa3)
2,720,000	5.000	02/01/22	2,868,077
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	486,369
850,000	5.000	12/01/20	925,956
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (FSA) (AAA/Aa3)
1,025,000	4.500	03/01/22	1,057,001
Poplar Bluff MO Public Building Corp. Leasehold Revenue Bonds (Refunding & improvement) (NR/Baa1)
390,000	5.100	09/01/18	390,967
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	158,886
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	96,972
100,000	4.700	07/01/27	94,727
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,932,757
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	447,705
500,000	5.500	03/01/15	492,150
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	202,304

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable- Improvement-Branson National Airport) (NR/Aa3)
$ 540,000	6.750%	03/01/28	$ 529,794
575,000	6.850	03/01/29	569,394
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AA-/A1)
1,000,000	5.000	12/01/18	1,091,040
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
190,000	4.500	11/01/18	199,853
530,000	4.500	11/01/19	548,529
610,000	4.500	11/01/20	624,701
645,000	4.750	11/01/21	668,710
685,000	4.750	11/01/22	702,803
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	399,153
405,000	4.750	11/01/22	415,526
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aa2)
2,585,000	5.000	02/15/17	2,968,200
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
100,000	5.200	12/01/31	101,833
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
530,000	5.000	12/01/12	566,941
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	659,126
St. Charles MO Certificates of Participation Series B (NR/A2)
200,000	5.000	05/01/09	200,000
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
100,000	5.250	06/01/19	107,825
735,000	5.200	06/01/24	774,764
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.400	05/15/11	300,333
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	401,545
515,000	5.000	11/15/16	409,137
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	407,416
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)(a)
1,315,000	5.000	02/01/13	1,483,241

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO School District No. R-6 Direct Deposit Program GO Bonds (AAA/NR)(a)
$ 1,000,000	5.000%	02/01/11	$ 1,070,030
St. Louis MO Airport Revenue Bonds (Refunding for Lambert/St. Louis International Airport) (MBIA) (FGIC) (AA-/NR)
185,000	5.125	07/01/12	187,192
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) (FGIC) (AA-/NR)
100,000	5.125	07/01/15	101,111
St. Louis MO Airport Revenue Bonds Refunding for Lambert Series B (AMT) (FSA) (AAA/Aa3)
2,000,000	5.000	07/01/24	1,818,880
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
345,000	3.000	04/01/10	350,448
355,000	3.000	04/01/11	363,747
100,000	4.000	04/01/16	107,161
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/NR)
700,000	5.250	02/15/15	707,504
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
900,000	5.500	02/01/12	977,787
St. Louis MO Parking Revenue Bonds (Taxable) Series B (AA-/Baa1)
100,000	5.140	12/15/14	98,607
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,575,550
Taney County MO Certificates of Participation (MBIA) (NR/A3)
1,095,000	4.500	04/01/17	1,128,387
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
1,100,000	5.000	03/01/18	1,171,874
1,050,000	5.000	03/01/21	1,187,256
Troy MO Reorganized School District No. 3 Lincoln County Direct Deposit Program (AA+/NR)
1,000,000	5.000	03/01/17	1,086,780
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa2)
375,000	5.375	11/01/14	405,390
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aa3)
1,000,000	5.250	03/01/13	1,133,190
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	700,563

			183,541,457

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
$ 1,500,000	5.250%	08/15/17	$ 1,545,555

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AA-/A3)
555,000	5.000	07/01/22	523,288

Texas – 0.4%
Mansfield TX GO Certificates (AA/Aa3)
700,000	5.750	02/15/22	772,429

Utah – 0.4%
Utah State Building Ownership Authority Lease Revenue Bonds (Refunding-State Facilities Master Lease Program) Series A (AA+/Aa1)
790,000	5.250	05/15/21	836,041

Virginia – 0.5%
Virginia State Housing Development Authority Revenue Bonds Series Z (AA+/Aa1)
1,150,000	4.700	07/01/23	1,148,758

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $191,534,865)			$196,969,941

Repurchase Agreement(b) – 4.9%
State Street Bank & Trust Co.
$10,242,000	0.010%	05/01/09	$ 10,242,000
Maturity Value: $10,242,003
(Cost $10,242,000)

TOTAL INVESTMENTS – 98.8%
(Cost $201,776,865)			$207,211,941

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			2,582,375

NET ASSETS – 100.0%			$209,794,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on April 30, 2009. This agreement was fully collateralized by $9,895,000 U.S. Treasury Notes, 3.125% due 09/30/13 with a market value of $10,447,141.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
RR	—Revenue Refunding
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/09	AS OF 10/31/08

General Obligations	27.7%	29.7%
Lease	16.1	17.0
Hospital	10.9	11.6
Water/Sewer	8.2	12.0
General	7.7	6.1
Prerefunded/Escrow to Maturity	6.8	7.5
Education	5.7	6.3
Transportation	4.0	2.5
Crossover	2.9	4.1
Single Family Housing	1.9	1.0
Power	0.9	1.0
Student	0.7	1.3
Multi-Family Housing	0.4	0.4
Short-Term Obligation	4.9	1.2

TOTAL INVESTMENTS	98.8%	101.7%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	35

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Kansas Tax-Free Intermediate Bond Fund

Performance Information(1) (Unaudited)

For the six months ended April 30, 2009, the Fund had a total return of 7.70%, based on its Net Asset Value (NAV). This compares to the Barclays Capital 3-15 Year Blend Index(2) six-month return of 8.01%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.2%
Colorado – 0.6%
Mesa State College CO Auxiliary Facilities Enterprise Revenue Bonds (AA-/Aa3)
$ 400,000	5.700%	05/15/26	$ 435,156

Florida – 0.7%
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series B (AA-/Aa3)
500,000	6.250	07/01/26	548,895

Illinois – 1.4%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aa3)
1,000,000	5.000	12/01/22	1,074,210

Indiana – 1.7%
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AAA/Aa3)
1,300,000	5.000	01/15/31	1,246,739

Iowa – 1.4%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
350,000	3.700	01/01/14	355,170
700,000	5.000	07/01/23	714,252

			1,069,422

Kansas – 85.3%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (A/NR)
1,000,000	4.750	08/01/17	1,049,170
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (A/NR)
1,000,000	5.250	09/01/24	1,123,740
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/A2)
440,000	5.000	12/01/13	468,591
Derby KS GO Bonds Series A (AMBAC) (NR/A2)(a)
310,000	4.900	12/01/11	340,789
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Baa1)
1,450,000	5.000	03/01/12	1,514,249
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa3)
1,000,000	5.000	08/01/12	1,110,900

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
$ 495,000	5.000%	09/01/15	$ 551,608
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	810,196
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,054,000
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/NR)
500,000	6.000	10/01/16	586,960
1,770,000	5.000	10/01/18	1,855,208
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FSA) (AAA/Aa3)
375,000	5.125	04/01/11(a)	404,640
625,000	5.125	10/01/16	656,288
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A/NR)
925,000	5.000	10/01/22	975,856
975,000	5.000	10/01/23	1,019,743
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (FGIC) (AA-/Aa3)
500,000	5.500	09/01/17	600,815
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	289,867
Junction City KS GO Notes Series B (NR/NR)
1,000,000	4.000	06/01/09	1,000,930
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS-BNY) (AAA/Aa2)
290,000	5.500	09/01/10	308,125
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	341,043
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	359,067

(1)	Returns assume expense reimbursements and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figure does not reflect the deduction of any fees, expenses or taxes.

36	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
$1,960,000	3.750%	05/15/26	$ 1,983,540
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
1,270,000	5.250	05/01/13	1,355,738
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aa3)(a)
500,000	5.000	10/01/10	529,800
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)
1,375,000	4.750	06/01/25	1,377,104
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
350,000	5.000	07/01/14	350,105
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (MBIA) (AA-/A1)
1,150,000	5.000	04/01/24	1,177,082
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AA/Baa1)
200,000	5.000	08/01/10	201,468
400,000	5.000	02/01/12	403,052
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
400,000	5.000	05/01/12	426,276
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/NR)(a)
450,000	5.000	08/01/13	513,050
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/NR)
1,600,000	5.000	08/01/17	1,723,776
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (MBIA) (AA/Aa2)
1,000,000	5.250	11/01/22	1,098,280
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (MBIA) (AA/NR)
20,000	4.000	10/01/11	21,383
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	789,579
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)
1,500,000	6.000	04/01/27	1,595,700
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/NR)
600,000	5.000	06/01/13	652,806
630,000	5.000	06/01/14	678,220
300,000	5.000	06/01/16	318,747

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
$1,105,000	5.000%	10/01/21	$ 1,196,041
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/A1)
1,015,000	5.000	06/01/17	1,094,464
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	338,909
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	559,840
1,000,000	5.375	07/01/14	1,033,910
455,000	5.375	07/01/15	467,826
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (MBIA) (AA-/Baa1)
150,000	5.000	09/01/20	161,597
Leaveworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/A2)
1,100,000	5.250	09/01/27	1,162,788
315,000	5.250	09/01/29	329,021
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (AA-/Baa1)
1,650,000	5.000	09/01/17	1,832,193
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,191,128
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series A (AMBAC) (A+/NR)
500,000	5.500	09/01/10	523,580
Overland Park KS GO Bonds (Refunding for Internal Improvement) Series B (AAA/Aaa)
995,000	4.000	09/01/17	1,079,694
Parsons KS Certificates of Participation (Taxable) Series B (AAA/NR)
300,000	5.700	10/01/17	305,379
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aa3)
600,000	5.500	09/01/11	652,542
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/A2)
500,000	4.500	09/01/22	504,120
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aa3)
230,000	5.500	09/01/16	247,954
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aa3)
70,000	5.500	09/01/16	74,690
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AA-/NR)
680,000	5.250	09/01/14	736,970

The accompanying notes are an integral part of these financial statements.	37

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/NR)(a)
$ 670,000	5.250%	09/01/12	$ 752,738
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (AMT) (GNMA) (NR/Aaa)
55,000	5.800	06/01/17	55,440
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150	08/01/10	213,499
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (AAA/Aa1)
1,000,000	5.250	08/01/26	1,080,450
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/A2)
500,000	5.500	10/01/09	508,440
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000	11/01/32	1,515,495
Shawnee County KS GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
250,000	5.250	09/01/09	253,628
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
500,000	5.000	02/01/12	549,895
Topeka KS GO Bonds Series A (XLCA) (NR/Aa3)
100,000	4.000	08/15/16	102,381
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (MBIA) (AA/Baa1)
535,000	5.000	06/01/16	618,947
1,000,000	5.000	06/01/23	1,082,200
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (MBIA) (AA/Baa1)
300,000	5.000	06/01/23	324,660
475,000	5.000	06/01/24	508,792
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500	09/01/11	218,764
1,000,000	6.000	09/01/12(a)	1,138,990
Wichita KS GO Bonds (Sales Tax) (AA+/Aa2)
1,000,000	5.000	04/01/14	1,011,270
Wichita KS GO Bonds Series 766 (AA+/Aa2)
455,000	4.300	09/01/10	460,041
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement) Series XI (A+/NR)
1,500,000	6.750	11/15/14	1,534,560
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (AA-/A1)
1,000,000	5.000	10/01/19	1,046,160

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AA-/A2)
$ 600,000	4.400%	09/01/11	$ 605,862
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (ETM) (FSA) (NR/Aa3)
215,000	6.375	09/01/11	241,299
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A3)
1,595,000	5.000	09/01/21	1,664,207
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (FSA) (NR/Aa3)
85,000	6.375	09/01/11	93,721
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	09/01/11	1,075,040
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aa3)
160,000	5.000	09/01/12	176,598
625,000	5.250	09/01/16	723,919
1,000,000	5.250	09/01/20	1,149,260

			63,816,393

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
500,000	5.250	08/15/18	511,385

Puerto Rico – 3.4%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (MBIA) (AA-/Baa1)
475,000	5.500	07/01/16	475,798
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (FSA) (AAA/Aa3)
425,000	5.500	07/01/15	442,965
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa2)
500,000	6.250	07/01/13	522,580
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB/Aaa)(a)
655,000	5.250	07/01/13	751,586
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa3)
345,000	5.250	07/01/21	321,343

			2,514,272

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $69,115,602)			$71,216,472

38	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(c) – 3.8%
State Street Bank & Trust Co.
$2,851,000	0.010%	05/01/09	$ 2,851,000
Maturity Value: $2,851,001
(Cost $2,851,000)

TOTAL INVESTMENTS – 99.0%
(Cost $71,966,602)			$74,067,472

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			747,575

NET ASSETS – 100.0%			$74,815,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.
(c)	Repurchase agreement was entered into on April 30, 2009. This agreement was fully collateralized by $2,755,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $2,908,729.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	—Arkansas Development Finance Authority
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insured by American Municipal Bond Assurance Corp. – Transferable Custodial Receipts
AMT	—Alternative Minimum Tax
BNY	—Insured by Bank of New York Mellon Corp.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/09	AS OF 10/31/08

General Obligations	44.2%	45.3%
Hospital	10.6	11.1
Lease	10.4	10.5
Prerefunded/Escrow to Maturity	9.4	12.9
Education	6.7	6.7
Water/Sewer	4.4	2.9
Transportation	3.8	3.7
Power	2.2	2.4
General	1.7	1.7
Single Family Housing	1.5	1.5
Crossover	0.3	0.4
Short-Term Obligation	3.8	0.0

TOTAL INVESTMENTS	99.0%	99.1%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	39

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2009 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments in securities, at value (identified cost $123,358,964, $82,466,535, $53,450,813, $529,605,768, $78,420,772, $157,838,847, $201,776,865 and $71,966,602, respectively)	$102,277,952	$62,929,116	$43,079,048
Cash	177	398	451
Receivables:
Interest and dividends	59,235	122,926	19,912
Fund shares sold	80,055	48,955	85,006
Investment securities sold	—	—	—
Reimbursement from adviser	7,157	2,787	—
Other assets	15,505	10,135	4,964
Total Assets	102,440,081	63,114,317	43,189,381

Liabilities:
Payables:
Investment securities purchased	—	—	—
Fund shares redeemed	1,638,218	30,226	278,059
Dividends	—	—	—
Advisory fees	61,574	37,958	25,398
Deferred trustee fees	36,972	23,501	16,537
Administrative fees	12,315	7,591	5,080
Accrued expenses	46,035	47,753	45,276
Total Liabilities	1,795,114	147,029	370,350

Net Assets:
Paid-in capital	135,421,941	97,916,469	55,468,230
Accumulated undistributed (distributions in excess of) net investment income	351,199	90,308	46,291
Accumulated net realized gain (loss) from investment transactions	(14,047,161)	(15,502,070)	(2,323,725)
Net unrealized gain (loss) on investments	(21,081,012)	(19,537,419)	(10,371,765)
Net Assets	$100,644,967	$62,967,288	$42,819,031

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	5,597,002	4,492,172	2,080,720
Net asset value (net assets/shares outstanding)	$17.98	$14.02	$20.58

40	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$520,592,923	$79,720,078	$160,054,400	$207,211,941	$74,067,472
931	—	—	968	217

5,006,939	660,885	2,265,036	2,600,152	869,711
1,156,597	57,142	281,381	2,236,529	155,000
2,682,155	—	—	—	—
—	11,163	10,821	15,010	7,180
52,351	—	13,932	18,070	8,149
529,491,896	80,449,268	162,625,570	212,082,670	75,107,729

2,772,264	136,516	2,503,712	1,499,724	—
796,421	671,649	240,400	49,918	—
2,027,813	181,634	491,166	558,869	200,471
214,967	32,426	65,565	84,302	30,486
107,417	34,261	30,927	31,447	12,866
64,490	9,728	19,670	25,290	9,146
78,434	42,078	31,075	38,804	39,713
6,061,806	1,108,292	3,382,515	2,288,354	292,682

548,002,868	92,037,560	156,660,223	204,178,857	72,549,616
(2,917,118)	(1,093,012)	85,581	(86,264)	(64,882)
(12,642,815)	(12,902,878)	281,698	266,647	229,443
(9,012,845)	1,299,306	2,215,553	5,435,076	2,100,870
$523,430,090	$79,340,976	$159,243,055	$209,794,316	$74,815,047

28,985,286	4,439,947	8,517,607	10,915,003	3,957,520
$18.06	$17.87	$18.70	$19.22	$18.90

The accompanying notes are an integral part of these financial statements.	41

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2009 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$—	$—	$—
Dividends	912,592	1,119,040	306,063
Total Investment Income	912,592	1,119,040	306,063

Expenses:
Advisory fees	363,857	219,897	138,532
Administration fees	72,771	43,979	27,706
Transfer Agent fees	38,876	21,430	23,307
Shareowner servicing fees	38,811	20,524	12,930
Custody and accounting fees	22,969	30,662	23,799
Professional fees	20,058	6,127	5,249
Registration fees	15,110	5,161	10,548
Printing fees	5,603	2,172	2,200
Trustee fees	2,420	1,470	1,108
Other	8,338	6,256	4,466
Total Expenses	588,813	357,678	249,845
Less — expense reimbursements	(40,609)	(5,880)	—
Net Expenses	548,204	351,798	249,845
NET INVESTMENT INCOME	364,388	767,242	56,218

Realized and unrealized gain (loss) from investment transactions:
Net realized gain (loss) from investment transactions	(9,564,140)	(10,097,201)	(2,195,365)
Net change in unrealized gain on investments	6,104,169	561,205	3,130,064
Net realized and unrealized gain (loss) from investment transactions	(3,459,971)	(9,535,996)	934,699
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,095,583)	$(8,768,754)	$990,917

42	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$14,957,919	$1,509,683	$3,444,031	$3,981,980	$1,508,342
145,914	—	—	—	—
15,103,833	1,509,683	3,444,031	3,981,980	1,508,342

1,274,179	195,236	372,300	457,095	177,447
382,254	58,571	111,690	137,129	53,234
48,669	19,249	18,707	22,492	19,062
152,901	23,428	37,230	45,709	17,745
52,402	27,445	24,249	23,846	20,845
43,696	10,395	12,819	18,201	12,503
22,002	13,333	5,448	6,154	18,719
24,695	4,247	7,237	9,301	4,054
3,846	600	1,134	1,417	516
32,002	10,223	10,366	11,355	5,282
2,036,646	362,727	601,180	732,699	329,407
—	(97,223)	(79,996)	(92,769)	(80,987)
2,036,646	265,504	521,184	639,930	248,420
13,067,187	1,244,179	2,922,847	3,342,050	1,259,922

2,968,386	354,478	281,661	266,568	229,285
19,502,343	1,708,209	8,180,219	9,016,770	3,745,452
22,470,729	2,062,687	8,461,880	9,283,338	3,974,737
$35,537,916	$3,306,866	$11,384,727	$12,625,388	$5,234,659

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2009 (Unaudited)	For the Fiscal Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (Unaudited)	For the Fiscal Year Ended October 31, 2008
From Operations:
Net investment income	$364,388	$308,126	$767,242	$1,806,751
Net realized gain (loss) from investment transactions	(9,564,140)	(4,061,806)	(10,097,201)	(5,175,114)
Net change in unrealized gain (loss) on investments	6,104,169	(64,590,862)	561,205	(38,391,464)
Net increase (decrease) in net assets resulting from operations	(3,095,583)	(68,344,542)	(8,768,754)	(41,759,827)

Distributions to Shareholders:
From net investment income	(314,245)	(304,583)	(739,119)	(1,815,407)
From net realized gains	—	(2,209,815)	—	(13,766,687)
Total distributions to shareholders	(314,245)	(2,514,398)	(739,119)	(15,582,094)

From Share Transactions:
Proceeds from sales of shares	11,524,777	15,916,326	17,900,697	16,080,127
Reinvestment of dividends and distributions	142,078	1,554,805	195,134	7,929,495
Cost of shares redeemed	(18,930,701)	(58,734,234)	(10,346,298)	(43,396,751)
Net increase (decrease) in net assets resulting from share transactions	(7,263,846)	(41,263,103)	7,749,533	(19,387,129)
TOTAL INCREASE (DECREASE)	(10,673,674)	(112,122,043)	(1,758,340)	(76,729,050)

Net Assets:
Beginning of period	111,318,641	223,440,684	64,725,628	141,454,678
End of period	$100,644,967	$111,318,641	$62,967,288	$64,725,628
Accumulated undistributed (distributions in excess of) net investment income	$351,199	$301,056	$90,308	$62,185

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2009 (Unaudited)	For the Fiscal Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (Unaudited)	For the Fiscal Year Ended October 31, 2008

$56,218	$15,606	$13,067,187	$24,437,719
(2,195,365)	1,559,469	2,968,386	1,762,884
3,130,064	(30,945,837)	19,502,343	(32,378,451)
990,917	(29,370,762)	35,537,916	(6,177,848)

(17,917)	—	(13,549,373)	(25,287,261)
(1,678,431)	(7,205,864)	—	—
(1,696,348)	(7,205,864)	(13,549,373)	(25,287,261)

6,883,292	4,903,744	69,183,100	84,570,456
895,718	4,299,842	2,590,297	4,954,440
(4,698,715)	(32,539,963)	(65,500,212)	(100,321,536)
3,080,295	(23,336,377)	6,273,185	(10,796,640)
2,374,864	(59,913,003)	28,261,728	(42,261,749)

40,444,167	100,357,170	495,168,362	537,430,111
$42,819,031	$40,444,167	$523,430,090	$495,168,362
$46,291	$7,990	$(2,917,118)	$(2,434,932)

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2009 (Unaudited)	For the Fiscal Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (Unaudited)	For the Fiscal Year Ended October 31, 2008
From Operations:
Net investment income	$1,244,179	$3,018,384	$2,922,847	$5,451,593
Net realized gain from investment transactions	354,478	36,041	281,661	1,466,904
Net change in unrealized gain (loss) on investments	1,708,209	886	8,180,219	(8,811,509)
Net increase (decrease) in net assets resulting from operations	3,306,866	3,055,311	11,384,727	(1,893,012)

Distributions to Shareholders:
From net investment income	(1,762,705)	(3,465,997)	(2,914,666)	(5,438,590)
From net realized gains	—	—	(1,437,570)	(382,630)
Total distributions to shareholders	(1,762,705)	(3,465,997)	(4,352,236)	(5,821,220)

From Share Transactions:
Proceeds from sales of shares	17,727,991	14,023,014	33,464,805	22,039,079
Reinvestment of dividends and distributions	581,565	983,617	407,720	345,583
Cost of shares redeemed	(18,967,317)	(23,651,894)	(18,236,507)	(23,361,249)
Net increase (decrease) in net assets resulting from share transactions	(657,761)	(8,645,263)	15,636,018	(976,587)
TOTAL INCREASE (DECREASE)	886,400	(9,055,949)	22,668,509	(8,690,819)

Net Assets:
Beginning of period	78,454,576	87,510,525	136,574,546	145,265,365
End of period	$79,340,976	$78,454,576	$159,243,055	$136,574,546
Accumulated undistributed (distributions in excess of) net investment income	$(1,093,012)	$(574,486)	$85,581	$77,400

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2009 (Unaudited)	For the Fiscal Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (Unaudited)	For the Fiscal Year Ended October 31, 2008

$3,342,050	$5,760,488	$1,259,922	$2,475,301
266,568	202,808	229,285	156,721
9,016,770	(6,358,066)	3,745,452	(2,658,442)
12,625,388	(394,770)	5,234,659	(26,420)

(3,340,584)	(5,753,428)	(1,259,437)	(2,465,277)
(203,343)	(645,219)	(155,289)	(203,301)
(3,543,927)	(6,398,647)	(1,414,726)	(2,668,578)

54,627,707	56,965,410	8,751,623	14,194,781
194,636	438,830	104,428	227,770
(23,947,553)	(29,596,710)	(6,846,861)	(12,011,313)
30,874,790	27,807,530	2,009,190	2,411,238
39,956,251	21,014,113	5,829,123	(283,760)

169,838,065	148,823,952	68,985,924	69,269,684
$209,794,316	$169,838,065	$74,815,047	$68,985,924
$(86,264)	$(87,730)	$(64,882)	$(65,367)

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2009 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares. Prior to February 3, 2006, the Funds offered two classes of shares, Institutional and Service Shares. On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares. On February 10, 2009, the Institutional Shares were redesignated as Shares. Each Fund is registered as a diversified open-end management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures on the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the Adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.

B.  Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities of the Funds are calculated using the identified-cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Certain mortgage security paydown gains and losses are included in interest income in the accompanying Statements of Operations. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes, if any, on foreign securities held by the Funds, which are subject to such taxes.

In addition, distributions received from the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character, and are not adjusted for temporary differences.

GAAP establishes financial statement accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on a U.S. income tax return. The tax positions have been reviewed for the open tax years (tax years ended October 31, 2005-2008) and determined that they did not have a material impact on the Funds’ financial statements.

E.  Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2009 (Unaudited)

3. AGREEMENTS

A.  Advisory Agreements — The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank, N.A. (“Commerce Bank”). Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual annual rate is 0.75% for the Growth, Value and MidCap Growth Funds and 0.50% for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser agreed to reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.20%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2009, Commerce Bank has retained $349,278 in shareowner servicing fees.

4. OTHER TRANSACTIONS WITH RELATED PARTIES

Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are accrued quarterly and determined based on the performance of such Funds.

5. FAIR VALUE OF INVESTMENTS

For the six months ended April 30, 2009, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

COMMERCE FUNDS

5. FAIR VALUE OF INVESTMENTS (continued)

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy. All amounts in the following table reflect investments in securities:

Level	Growth	Value	MidCap Growth	Bond
Level 1	$100,663,952	$62,450,116	$41,953,048	$26,715,532
Level 2	1,614,000	479,000	1,126,000	493,877,391
Level 3	—	—	—	—
Total	$102,277,952	$62,929,116	$43,079,048	$520,592,923

Level	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Level 1	$9,376,047	$—	$—	$—
Level 2	70,344,031	160,054,400	207,211,941	74,067,472
Level 3	—	—	—	—
Total	$79,720,078	$160,054,400	$207,211,941	$74,067,472

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2009, were as follows:

Fund	Purchases of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Growth	$—	$17,222,781	$—	$24,159,979
Value	—	23,885,602	—	15,525,890
MidCap Growth	—	6,899,926	—	5,888,541
Bond	—	91,607,652	50,355,711	11,823,944
Short-Term Government	5,971,204	8,112,667	13,213,170	—
National Tax-Free Intermediate Bond	—	33,170,304	—	18,165,225
Missouri Tax-Free Intermediate Bond	—	33,278,421	—	14,343,292
Kansas Tax-Free Intermediate Bond	—	4,834,023	—	5,763,961

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2009 (Unaudited)

7. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2008, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:(1)
Expiring 2010	$—	$—	$—	$(5,182,052)	$(679,994)	$—	$—	$—
Expiring 2011	—	—	—	—	(2,174,462)	—	—	—
Expiring 2012	—	—	—	(6,311,963)	(3,771,248)	—	—	—
Expiring 2013	—	—	—	(540,238)	(2,538,488)	—	—	—
Expiring 2014	—	—	—	(3,576,948)	(2,653,199)	—	—	—
Expiring 2015	—	—	—	—	(1,094,544)	—	—	—
Expiring 2016	(4,003,861)	(4,797,254)	—	—	(345,421)	—	—	—
Total capital loss carryforward:	$(4,003,861)	$(4,797,254)	$—	$(15,611,201)	$(13,257,356)	$—	$—	$—
Timing differences (dividends payable, deferred compensation)	$(12,974)	$(14,557)	$(10,645)	$(1,760,522)	$(190,544)	$(450,753)	$(525,589)	$(196,057)

(1)	Expiration occurs on October 31 of the year indicated.

At April 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$123,838,124	$83,071,492	$53,578,383	$531,691,560	$78,625,136	$157,803,713	$201,769,850	$71,963,693
Gross unrealized gain	5,079,145	1,585,072	1,911,797	21,994,550	3,134,451	4,191,136	6,618,831	2,391,637
Gross unrealized loss	(26,639,317)	(21,727,448)	(12,411,132)	(33,093,187)	(2,039,509)	(1,940,449)	(1,176,740)	(287,858)
Net unrealized security gain (loss)	$(21,560,172)	$(20,142,376)	$(10,499,335)	$(11,098,637)	$1,094,942	$2,250,687	$5,442,091	$2,103,779

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and differing treatment of accretion of market discount and premium amortization.

COMMERCE FUNDS

8. OTHER RISKS

Insurance Concentrations — The Tax-Free Funds may invest in “insured” tax exempt municipal securities (“Insured Municipal Securities”). Insured Municipal Securities are securities for which scheduled payments of interest and principal are guaranteed by a private (nongovernmental) insurance company. The insurance only entitles the Funds to receive interest and the face or par value of the securities held by the Funds in the event that the underlying obligor cannot make timely payments. The insurance does not guarantee the market value of the Insured Municipal Securities or the value of the shares of the Funds. As of April 30, 2009, the following private insurers insured 5% or more of the net assets of one or more of the Funds:

Insurer/Rating	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
AMBAC Assurance Corp. (Baa1/A)	13%	5%	14%
Financial Guaranty Insurance Co. (NR)	8	—	13
Financial Security Assurance Co. (Aa3/AAA/AAA)	—	15	13
MBIA Insurance Corp. (Baa1/AA-)	15	13	17

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ (each a “Tax-Free Fund” and collectively the “Tax-Free Funds”) ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. Government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Value Fund may be concentrated in securities of financial companies. At times, securities of financial companies may be subject to greater price volatility than securities of companies in other sectors and may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2009 (Unaudited)

8. OTHER RISKS (continued)

enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

9. OTHER MATTERS

Indemnifications — Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be remote.

New Accounting Pronouncements — In April 2009 FASB issued a new FASB Staff Position FSP FAS 157-4 which amends FASB Statement No. 157, “Fair Value Measurements,” and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. Commerce believes applying the provisions of FSP FAS 157-4 will not have a material impact on the Funds’ financial statements.

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory Agreement”) with the Adviser for the Funds.

The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 18-19, 2008 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers; (v) the scope and depth of the Adviser’s resources and their ability to attract and retain portfolio management investment talent; (vi) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with that of other publicly reported profitability information of other advisers; (vii) the fall out benefits received by the Adviser and its affiliates from their relationships with the Funds; and (viii) potential economies of scale. In addition, the Trustees considered that the Adviser had a seasoned and experienced portfolio management staff and a highly disciplined and understandable investment process. In

COMMERCE FUNDS

9. OTHER MATTERS (continued)

addition, the operations staff functioned efficiently and professionally, and provided the Board with frequent reports on the status of Fund operations.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Funds by the Adviser. These services include services as the Funds’ Co-Administrator. The Trustees also considered that many of the Funds’ shareholders had other client relationships with affiliates of the Adviser. The Trustees concluded that the Adviser was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds. The Trustees also believed that the Adviser continued to make significant improvements to the Funds’ compliance program.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC-registered funds and to rankings and ratings issued by Lipper. For Funds that had been in existence for the applicable periods, this information on the Funds’ investment performance was provided for one, three, five and ten years. In addition, the Trustees considered the Funds’ investment performance relative to their respective performance benchmarks and in light of the objectives and credit parameters applicable to the Funds, as well as the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of the Adviser’s investment approach for the Funds. The Trustees also considered the in depth performance reports provided by the Adviser throughout the year with regard to underperforming Funds, and the changes made to the Adviser’s investment process in order to improve the performance of certain Funds. As a result of the Adviser’s process changes, two of the three equity Funds were in the top Lipper quartile for the one-and three-year periods, and all of the fixed income Funds were in or close to the first quartile for the one-and three-year periods.

Based on the information provided, the Trustees believed that the investment performance of the Funds was, in general, competitive in light of the factors mentioned above, including the Funds’ investment policies and the nature of their shareholder base. In reaching this conclusion, the Trustees also reviewed, among other things, the relative performance of the Funds as compared to the mutual fund categories established by Lipper, and their benchmarks for different time periods. They also noted again the potential impact of the relative risk parameters of the different Funds. The Trustees concluded that the Adviser was devoting appropriate resources in its efforts to provide favorable investment results for the Funds.

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the respective Funds. In addition, the Trustees considered the fees paid by the Funds to the Adviser and its affiliates for shareholder servicing and Co-Administration services, and reviewed information as to whether the Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Adviser’s view that the Funds may be sharing in economies of scale through the Adviser’s voluntary expense caps for certain of the Funds. The Trustees also determined that fee breakpoints were not appropriate at current asset levels. In addition, the Trustees considered the level of assets in the Funds; the information provided by the Adviser relating to their costs of the services provided by them and the profits realized by them; and information comparing the fee rates charged by the Adviser (which does not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. Moreover, the Trustees also considered the Adviser’s profitability in the past year in light of Fund asset levels.

The Trustees also considered information provided by the Adviser on its use of and benefits from soft dollars in connection with the Funds’ brokerage. The Trustees also considered the Adviser’s best execution evaluation program on behalf of the Funds.

Information on the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by other, unaffiliated investment management firms. These comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper, and they assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2009 (Unaudited)

9. OTHER MATTERS (continued)

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Adviser, its costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2009 (Unaudited)		For the Fiscal Year Ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	685,598	$11,524,777	645,292	$15,916,326
Reinvestment of distributions	8,462	142,078	56,466	1,554,805
Shares redeemed	(1,134,610)	(18,930,701)	(2,338,961)	(58,734,234)
Net Decrease	(440,550)	$(7,263,846)	(1,637,203)	$(41,263,103)

	Value Fund
	For the Six Months Ended April 30, 2009 (Unaudited)		For the Fiscal Year Ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	1,303,729	$17,900,697	697,747	$16,080,127
Reinvestment of distributions	13,757	195,134	323,569	7,929,495
Shares redeemed	(792,789)	(10,346,298)	(1,928,602)	(43,396,751)
Net Increase (Decrease)	524,697	$7,749,533	(907,286)	$(19,387,129)

	MidCap Growth Fund
	For the Six Months Ended April 30, 2009 (Unaudited)		For the Fiscal Year Ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	370,459	$6,883,292	162,117	$4,903,744
Reinvestment of distributions	52,181	895,718	128,969	4,299,842
Shares redeemed	(255,716)	(4,698,715)	(1,046,214)	(32,539,963)
Net Increase (Decrease)	166,924	$3,080,295	(755,128)	$(23,336,377)

	Bond Fund
	For the Six Months Ended April 30, 2009 (Unaudited)		For the Fiscal Year Ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	3,833,119	$69,183,100	4,596,952	$84,570,456
Reinvestment of distributions	144,009	2,590,297	270,358	4,954,440
Shares redeemed	(3,627,331)	(65,500,212)	(5,450,492)	(100,321,536)
Net Increase (Decrease)	349,797	$6,273,185	(583,182)	$(10,796,640)

*	On February 10, 2009, all outstanding Institutional Shares were redesignated to Shares.

COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Six Months Ended April 30, 2009 (Unaudited)		For the Fiscal Year Ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	995,972	$17,727,991	788,477	$14,023,014
Reinvestment of distributions	32,644	581,565	55,318	983,617
Shares redeemed	(1,062,842)	(18,967,317)	(1,328,794)	(23,651,894)
Net Decrease	(34,226)	$(657,761)	(484,999)	$(8,645,263)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2009 (Unaudited)		For the Fiscal Year Ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	1,824,918	$33,464,805	1,177,094	$22,039,079
Reinvestment of distributions	22,953	407,720	18,419	345,583
Shares redeemed	(992,754)	(18,236,507)	(1,248,401)	(23,361,249)
Net Increase (Decrease)	855,117	$15,636,018	(52,888)	$(976,587)

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2009 (Unaudited)		For the Fiscal Year Ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	2,876,973	$54,627,707	3,012,619	$56,965,410
Reinvestment of distributions	10,363	194,636	23,146	438,830
Shares redeemed	(1,270,786)	(23,947,553)	(1,567,518)	(29,596,710)
Net Increase	1,616,550	$30,874,790	1,468,247	$27,807,530

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2009 (Unaudited)		For the Fiscal Year Ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	471,512	$8,751,623	765,232	$14,194,781
Reinvestment of distributions	5,709	104,428	12,271	227,770
Shares redeemed	(374,417)	(6,846,861)	(650,052)	(12,011,313)
Net Increase	102,804	$$2,009,190	127,451	$$2,411,238

*	On February 10, 2009, all outstanding Institutional Shares were redesignated to Shares.

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year-Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2009—Shares(c)	$18.44	$0.06		$(0.47)	$(0.41)	$(0.05)	$—	$(0.05)
For the Fiscal Years Ended October 31,
2008—Shares	29.11	0.05		(10.39)	(10.34)	(0.04)	(0.29)	(0.33)
2007—Shares	25.56	0.04		3.55	3.59	(0.04)	—	(0.04)
2006—Shares(e)	22.56	0.04		3.08	3.12	(0.12)	—	(0.12)
2005—Shares	20.82	0.14	(f)	1.63	1.77	(0.03)	—	(0.03)
2004—Shares	20.50	(0.07)		0.39	0.32	—	—	—

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2009—Shares(c)	$16.31	$0.18		$(2.29)	$(2.11)	$(0.18)	$—	$(0.18)
For the Fiscal Years Ended October 31,
2008—Shares	29.02	0.39		(9.84)	(9.45)	(0.39)	(2.87)	(3.26)
2007—Shares	29.53	0.36		1.90	2.26	(0.36)	(2.41)	(2.77)
2006—Shares(e)	24.96	0.35		4.66	5.01	(0.34)	(0.10)	(0.44)
2005—Shares	22.70	0.27		2.28	2.55	(0.29)	—	(0.29)
2004—Shares	20.92	0.22		1.78	2.00	(0.22)	—	(0.22)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated to Shares.

(d)	Annualized.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(f)	Reflects income recognized from a special dividend which amounted to $0.14 per share and 0.62% of average net assets.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$17.98	(2.19)%	$100,645	1.13	%(d)	0.75	%(d)	1.21	%(d)	0.67	%(d)	17%

18.44	(35.82)	111,319	1.11		0.18		1.11		0.18		43
29.11	14.04	223,441	1.13		0.15		1.14		0.14		70
25.56	13.86	173,813	1.13		0.16		1.18		0.11		47
22.56	8.52	150,676	1.13		0.64	(f)	1.23		0.54	(f)	40
20.82	1.56	170,513	1.13		(0.35)		1.15		(0.37)		41

$14.02	(12.96)%	$62,967	1.20	%(d)	2.62	%(d)	1.22	%(d)	2.60	%(d)	26%

16.31	(36.04)	64,726	1.14		1.74		1.14		1.74		45
29.02	8.11	141,455	1.13		1.25		1.13		1.25		55
29.53	20.29	120,685	1.18		1.28		1.18		1.28		49
24.96	11.26	111,761	1.18		1.12		1.19		1.11		37
22.70	9.61	108,775	1.14		1.00		1.16		0.98		81

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year-Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2009—Shares(c)	$21.13	$0.03	$0.32	$0.35	$(0.01)	$(0.89)	$(0.90)
For the Fiscal Years Ended October 31,
2008—Shares	37.60	0.01	(13.72)	(13.71)	—	(2.76)	(2.76)
2007—Shares	33.61	(0.11)	4.14	4.03	—	(0.04)	(0.04)
2006—Shares(e)	28.45	(0.11)	5.27	5.16	—	—	—
2005—Shares	24.72	(0.14)	3.87	3.73	—	—	—
2004—Shares	23.61	(0.14)	1.25	1.11	—	—	—

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2009—Shares(c)	$17.29	$0.46	$0.78	$1.24	$(0.47)	$—	$(0.47)
For the Fiscal Years Ended October 31,
2008—Shares	18.39	0.85	(1.07)	(0.22)	(0.88)	—	(0.88)
2007—Shares	18.12	0.82	0.31 (f)	1.13	(0.86)	—	(0.86)
2006—Shares(e)	18.12	0.78	0.06	0.84	(0.84)	—	(0.84)
2005—Shares	18.71	0.76	(0.49)	0.27	(0.86)	—	(0.86)
2004—Shares	18.73	0.85	0.03	0.88	(0.90)	—	(0.90)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated to Shares.

(d)	Annualized.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(f)	Reflects an increase of $0.19 per share and 1.06% of average net assets due in payments received for class action settlements received this year.

(g)	Total return reflects the impact of payments received for class action settlements received this year. Excluding such payments, the total return would have been 5.31%.

(h)	Reflects an increase of 0.06% to total return and 0.04% of average net assets per share due to a payment made by the Trust’s Accounting Agent relating to a distribution in excess of net investment income.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$20.58	2.48%	$42,819	1.35	%(d)	0.30	%(d)	1.35	%(d)	0.30	%(d)	16%

21.13	(39.07)	40,444	1.21		0.02		1.21		0.02		57
37.60	12.01	100,357	1.18		(0.32)		1.18		(0.32)		65
33.61	18.14	91,874	1.22		(0.35)		1.22		(0.35)		64
28.45	15.09	75,274	1.28		(0.54)		1.29		(0.55)		87
24.72	4.70	76,917	1.23		(0.57)		1.25		(0.59)		123

$18.06	7.23%	$523,430	0.80	%(d)	5.13	%(d)	0.80	%(d)	5.13	%(d)	12%

17.29	(1.37)	495,168	0.79		4.62		0.79		4.62		9
18.39	6.37 (g)	537,430	0.82		4.50		0.82		4.50		23
18.12	4.76	548,713	0.85		4.35		0.85		4.35		38
18.12	1.46 (h)	569,200	0.83		4.11	(h)	0.84		4.10	(h)	23
18.71	4.80	608,773	0.79		4.54		0.81		4.52		37

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year-Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2009—Shares(c)	$17.53	$0.28	$0.46	$0.74	$(0.40)	$—	$(0.40)
For the Fiscal Years Ended October 31,
2008—Shares	17.65	0.66	(0.03)	0.63	(0.75)	—	(0.75)
2007—Shares	17.56	0.69	0.16	0.85	(0.76)	—	(0.76)
2006—Shares(e)	17.57	0.61	0.11	0.72	(0.73)	—	(0.73)
2005—Shares	18.16	0.53	(0.42)	0.11	(0.70)	—	(0.70)
2004—Shares	18.53	0.54	(0.18)	0.36	(0.73)	—	(0.73)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2009—Shares(c)	$17.82	$0.36	$1.06	$1.42	$(0.36)	$(0.18)	$(0.54)
For the Fiscal Years Ended October 31,
2008—Shares	18.83	0.70	(0.96)	(0.26)	(0.70)	(0.05)	(0.75)
2007—Shares	19.07	0.71	(0.19)	0.52	(0.71)	(0.05)	(0.76)
2006—Shares(e)	19.05	0.72	0.13	0.85	(0.73)	(0.10)	(0.83)
2005—Shares	19.59	0.72	(0.51)	0.21	(0.71)	(0.04)	(0.75)
2004—Shares	19.74	0.71	0.17	0.88	(0.72)	(0.31)	(1.03)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated to Shares.

(d)	Annualized.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$17.87	4.24%	$79,341	0.68	%(d)	3.19	%(d)	0.93	%(d)	2.94	%(d)	17%

17.53	3.60	78,455	0.68		3.68		0.90		3.46		30
17.65	4.97	87,511	0.68		3.91		0.90		3.69		15
17.56	4.21	129,940	0.68		3.49		0.89		3.28		28
17.57	0.63	157,183	0.68		3.00		0.91		2.77		32
18.16	1.96	219,533	0.68		2.96		0.85		2.79		78

$18.70	8.08%	$159,243	0.70	%(d)	3.93	%(d)	0.81	%(d)	3.82	%(d)	12%

17.82	(1.47)	136,575	0.70		3.76		0.82		3.64		45
18.83	2.81	145,265	0.70		3.78		0.83		3.65		42
19.07	4.57	154,304	0.70		3.80		0.88		3.62		42
19.05	1.09	162,792	0.70		3.71		0.87		3.54		48
19.59	4.56	169,217	0.70		3.67		0.84		3.53		33

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year-Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2009—Shares(c)	$18.27	$0.34	$0.98	$1.32	$(0.34)	$(0.03)	$(0.37)
For the Fiscal Years Ended October 31,
2008—Shares	19.01	0.69	(0.66)	0.03	(0.69)	(0.08)	(0.77)
2007—Shares	19.22	0.71	(0.19)	0.52	(0.71)	(0.02)	(0.73)
2006—Shares(e)	19.19	0.74	0.10	0.84	(0.75)	(0.06)	(0.81)
2005—Shares	19.83	0.74	(0.62)	0.12	(0.74)	(0.02)	(0.76)
2004—Shares	19.73	0.72	0.14	0.86	(0.72)	(0.04)	(0.76)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2009—Shares(c)	$17.90	$0.33	$1.04	$1.37	$(0.33)	$(0.04)	$(0.37)
For the Fiscal Years Ended October 31,
2008—Shares	18.58	0.64	(0.63)	0.01	(0.64)	(0.05)	(0.69)
2007—Shares	18.78	0.66	(0.14)	0.52	(0.66)	(0.06)	(0.72)
2006—Shares(e)	18.75	0.70	0.08	0.78	(0.70)	(0.05)	(0.75)
2005—Shares	19.33	0.69	(0.56)	0.13	(0.69)	(0.02)	(0.71)
2004—Shares	19.19	0.68	0.17	0.85	(0.68)	(0.03)	(0.71)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated to Shares.

(d)	Annualized.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.22	7.25%	$209,794	0.70	%(d)	3.66	%(d)	0.80	%(d)	3.56	%(d)	8%

18.27	0.10	169,838	0.70		3.63		0.81		3.52		7
19.01	2.77	148,824	0.68		3.74		0.82		3.60		21
19.22	4.48	159,628	0.65		3.87		0.88		3.64		15
19.19	0.61	172,124	0.65		3.77		0.87		3.55		19
19.83	4.44	179,089	0.65		3.65		0.83		3.47		13

$18.90	7.70%	$74,815	0.70	%(d)	3.55	%(d)	0.93	%(d)	3.32	%(d)	7%

17.90	0.01	68,986	0.70		3.46		0.90		3.26		13
18.58	2.82	69,270	0.68		3.55		0.92		3.31		18
18.78	4.28	69,075	0.65		3.75		0.98		3.42		33
18.75	0.68	68,128	0.65		3.64		1.00		3.29		13
19.33	4.54	68,940	0.65		3.56		0.93		3.28		8

The accompanying notes are an integral part of these financial statements.	65

Fund Expenses (Unaudited) – Six Month Period Ended April 30, 2009

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 11/01/08	Ending Account Value 4/30/09		Expenses Paid for the 6 months ended 4/30/09*	Beginning Account Value 11/01/08	Ending Account Value 4/30/09		Expenses Paid for the 6 months ended 4/30/09*	Beginning Account Value 11/01/08	Ending Account Value 4/30/09		Expenses Paid for the 6 months ended 4/30/09*	Beginning Account Value 11/01/08	Ending Account Value 4/30/09		Expenses Paid for the 6 months ended 4/30/09*
	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$978.10		$5.54	$1,000.00	$870.40		$5.56	$1,000.00	$1,024.80		$6.79	$1,000.00	$1,072.30		$4.11
Hypothetical 5% return	1,000.00	1,019.19	+	5.66	1,000.00	1,018.84	+	6.01	1,000.00	1,018.09	+	6.77	1,000.00	1,020.83	+	4.00
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,042.40		$3.44	$1,000.00	$1,080.80		$3.60	$1,000.00	$1,072.50		$3.60	$1,000.00	$1,077.00		$3.60
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.13%	Short-Term Government	0.68%
Value	1.20	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.35	Missouri Tax-Free Intermediate Bond	0.70
Bond	0.80	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUND

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, who may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, who may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, who may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is

COMMERCE FUND

The Commerce Funds (continued)

non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the smaller number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER	DISTRIBUTOR
AND CO-ADMINISTRATOR	Goldman, Sachs & Co.
Commerce Investment Advisors, Inc.	32 Old Slip
922 Walnut Street	New York, New York 10005
4th Floor
Kansas City, Missouri 64106	CO-ADMINISTRATOR
Goldman Sachs Asset Management
CUSTODIAN/ACCOUNTING AGENT	32 Old Slip
State Street Bank & Trust Company	New York, New York 10005
1 Lincoln Street
Boston, Massachusetts 02110	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
TRANSFER AGENT	KPMG LLP
Boston Financial Data Services, Inc.	99 High Street
330 W. 9th	Boston, Massachusetts 02110
4th Floor
Kansas City, Missouri 64105	LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains, more complete information about the Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

J. Eric Helsing, Chairman

David L. Bodde

Martin E. Galt III

Charles W. Peffer

OFFICERS

William Schuetter, President

Angela Dew, Vice President, Chief Compliance Officer and Anti-Money

Laundering Officer

Jeffrey Bolin, Assistant Vice President

Peter W. Fortner, Chief Accounting Officer

Scott McHugh, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Diana E. McCarthy, Secretary

George Djurasovic, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

07-938/CB 5026

6/09

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ William Schuetter
William Schuetter
President
June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William Schuetter
William Schuetter
President
The Commerce Funds
June 26, 2009

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
June 26, 2009